Filed with the Securities and Exchange Commission on April 29, 2005

1933 Act Registration File No. 333-78275
1940 Act File No. 811-09303

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 18	☒

 and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

  (Check appropriate box or boxes.)

KINETICS MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

1311 Mamaroneck Ave
White Plains, New York 10605
(Address and Zip Code of Principal Executive Offices)
(800) 930-3828
Registrant's Telephone Number, including Area Code

Leonid Polyakov
1311 Mamaroneck Ave
White Plains, New York 10605
(Name and Address of Agent for Service)

With a copy to:
Mary Jo Reilly
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

Shares of Common Stock
(Title of Securities Being Registered)

It is proposed that this filing will become effective

X         immediately upon filing pursuant to paragraph (b)

__   on ________ pursuant to paragraph (b)

__    60 days after filing pursuant to paragraph (a)(1)

__    on ________ pursuant to paragraph (a)(1)

__    75 days after filing pursuant to paragraph (a)(2)

__    on ______________  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__    This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

No Load Class

April 29, 2005	Prospectus	www.kineticsfunds.com

The Internet Fund

The Internet Emerging Growth Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	1
THE INTERNET FUND	2
THE INTERNET EMERGING GROWTH FUND	7
THE PARADIGM FUND	12
THE MEDICAL FUND	17
THE SMALL CAP OPPORTUNITIES FUND	22
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	27
PORTFOLIO HOLDINGS INFORMATION	30
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	30
VALUATION OF FUND SHARES	30
HOW TO PURCHASE SHARES	31
HOW TO REDEEM SHARES	32
EXCHANGE PRIVILEGE	34
DISTRIBUTIONS AND TAXES	37
DISTRIBUTION OF SHARES	37
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	39
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
FINANCIAL HIGHLIGHTS	41

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the No Load Class of five series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser Kinetics Asset Management, Inc.

Minimum Initial Investment $2,500

April 29, 2005

OVERVIEW

The Internet Fund (the “Internet Fund”) seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Internet Emerging Growth Fund (the “Emerging Growth Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Internet Emerging Growth Portfolio (the “Emerging Growth Portfolio”). The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

1

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

2

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

3

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»	Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

4

The Internet Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q1	1999	93.07%
Worst Quarter:	Q2	2000	-33.42%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -7.28%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return before taxes	10.06%	5.69%	-12.34%	22.12%
Return after taxes on distributions	9.55%	5.50%	-12.43%	22.06%
Return after taxes on distributions and sale of Fund shares(2)	6.58%	4.77%	-10.06%	20.19%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	8.40%
NASDAQ Composite Index(4)	8.59%	3.71%	-11.77%	7.14%

(1) The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

5

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.12%
Total Annual Fund Operating Expenses	2.37%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$240	$739	$1,265	$2,706

6

THE INTERNET EMERGING GROWTH FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Emerging Growth Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the Investment Adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Such companies’ core business may not be primarily Internet-related. The Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

7

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Emerging Growth Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

8

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio’s and therefore, the Emerging Growth Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

»	Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio’s shares and therefore, the Emerging Growth Fund’s, shares more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Emerging Growth Fund

The bar chart and table shown below illustrate the variability of the returns for the Emerging Growth Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund’s performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Emerging Growth Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund’s No Load Class or the Emerging Growth Portfolio will perform in the future.

9

The Internet Emerging Growth Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	16.93%
Worst Quarter:	Q4	2000	-38.09%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -3.78%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Internet Emerging Growth Fund (WWWEX) No Load
Return before taxes	7.67%	2.71%	-14.17%	-14.14%
Return after taxes on distributions	6.82%	2.32%	-14.36%	-14.36%
Return after taxes on distributions and sale of Fund shares(2)	5.03%	2.10%	-11.49%	-11.49%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	-2.30%
NASDAQ Composite Index (4)	8.59%	3.71%	-11.77%	-11.77%

(1) The Emerging Growth Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Emerging Growth Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

10

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Estimated Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	2.20%
Total Annual Fund Operating Expenses(7)	3.45%

(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed
(4) The Emerging Growth Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(7) The Investment Adviser to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.67%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$348	$1,059	$1,793	$3,730

11

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

12

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Paradigm Portfolio engages in a temporary, defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»	Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

13

»	Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Paradigm Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s No Load Class or the Paradigm Portfolio will perform in the future.

The Paradigm Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	20.63%
Worst Quarter:	Q2	2000	-12.55%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was 1.31%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

14

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return before taxes	20.84%	19.45%	12.58%	12.56%
Return after taxes on distributions	20.12%	19.16%	12.42%	12.42%
Return after taxes on distributions and sale of Fund shares(2)	13.92%	16.82%	10.96%	10.96%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	-2.30%
NASDAQ Composite Index (4)	8.59%	3.71%	-11.77%	-11.77%
(1) The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.85%
Total Annual Fund Operating Expenses(7)	2.10%

(1) This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed
(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$213	$658	$1,129	$2,431

15

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»	Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

16

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The stocks selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

»	Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»	Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

17

»	Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

The Medical Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q1	2000	26.57%
Worst Quarter:	Q2	2002	-19.65%

18

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -8.53%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	6.96%	-2.26%	4.82%	10.48%
Return after taxes on distributions	6.96%	-2.32%	4.75%	10.44%
Return after taxes on distributions and sale of Fund shares(2)	4.52%	-1.95%	4.11%	9.14%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	0.43%
NASDAQ Composite Index (4)	8.59%	3.71%	-11.77%	-4.34%
(1) The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.29%
Total Annual Fund Operating Expenses(7)	2.54%

(1) This fee table and example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.39%. These waivers and reimbursements may be discontinued at any time.

19

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$257	$791	$1,350	$2,875

20

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

21

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»	Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

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»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Small Cap Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s No Load Class or the Small Cap Portfolio will perform in the future.

The Small Cap Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	16.70%
Worst Quarter:	Q3	2002	-21.56%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -3.16%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

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Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSCOX) No Load
Return before taxes	16.40%	10.56%	15.08%
Return after taxes on distributions	15.21%	9.96%	14.71%
Return after taxes on distributions and sale of Fund shares (2)	10.68%	8.74%	13.03%
S&P 500 Index(3)	10.88%	3.59%	-2.28%
NASDAQ Composite Index (4)	8.59%	3.71%	-14.53%
(1) The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000 and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.78%
Total Annual Fund Operating Expenses(7)	2.03%

(1) This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7) The Investment Adviser to the Small Cap Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74%. These waivers and reimbursements may be discontinued at any time.

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Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$206	$637	$1,093	$2,358

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Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund and the Emerging Growth Fund
The value of each Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the corresponding Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer while the other half is spread out among various investments of various issuers generally not exceeding with respect to any issuer 5% of a Portfolio’s total assets. As a result of their non-diversified status, a Portfolio’s shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options and futures. The successful use of these investment practices depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

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Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings reports on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end top fifteen portfolio holdings and their percentage of the portfolio holdings no earlier than twenty business days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $730 million in assets at December 31, 2004. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2004, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Internet Emerging Growth Portfolio	0.49%
Paradigm Portfolio	0.88%
Medical Portfolio	1.11%
Small Cap Opportunities Portfolio	0.95%

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl, although each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

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The lead portfolio manager for the Internet Portfolio committee is Peter B. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser. Mr. Doyle co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Emerging Growth Portfolio committee is Steven Tuen, who joined the Investment Adviser in 1999. He has been managing the Portfolio since inception. Since 1996, Mr. Tuen also serves as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen.

The lead portfolio manager for the Medical Portfolio committee is Bruce P. Abel, who joined the Investment Adviser in 1999 and he has been managing the Portfolio since inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The co-portfolio managers of the Paradigm Portfolio committee are Murray Stahl and Peter B. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl is director of Research of the Investment Adviser and a co-founder and currently serves as Chairman of Horizon Asset Management since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial in-put on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The co-portfolio managers of the Small Cap Opportunities Portfolio committee are Peter Doyle and Murray Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Fund’s No Load Class are sold at net asset value per share (“NAV”), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and in generally the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each Fund’s Classes.

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Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
No Load Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until the completed New Account Application Form is received by the Funds or their transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

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The minimum telephone purchase is $100. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed new Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your Account Application to the transfer agent at the above address. Upon receipt of your completed Application, an account will be established for you. The account number assigned will be required as part of the instructions that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number and your name so that monies can be correctly applied. Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to: U.S. Bank, N.A.
•	ABA Number: 075000022
•	Credit: U.S. Bancorp Fund Services, LLC
•	Account: 112-952-137
•	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. When wiring funds, please notify your Fund at (800) 930-3828 prior to sending your wire to advise of your intent and provide the dollar amount of your wire. All purchase requests must include your shareholder account number.

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Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

How to Redeem Shares

In General
You may redeem part or all of your Fund shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds will be sent to the address of record. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in "good order" must:

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»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed,

»	indicate your account registration number, and

»	include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is a member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

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Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders.

Frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees are paid to the Funds to help offset transaction costs.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your Application.

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If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load Class shares for No Load Class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

Call (800) 930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash. The Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
Each Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

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Distributions from investment company taxable income are generally taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities, portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund’s exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

On the new Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The withholding rate is 28%.

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Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to such Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

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Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 is the independent registered public accounting firm for the Funds for the fiscal year.

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Financial Highlights

The financial highlights table set forth below is intended to help you understand each Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds’ (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal year ended December 31, 2004 was audited by Tait, Weller & Baker, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the Statement of Additional Information, which are available upon request. The financial information provided for prior periods was audited by the Funds’ former auditors, PricewaterhouseCoopers LLP.

The Internet Fund

	No Load Class Year Ended December 31,
	2004	2003	2002		2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$23.31	$16.69	$21.80		$24.12	$49.73
Income from Investment Operations:
Net investment income (loss)	0.10 (3)	0.03	(0.08	)(3)	(0.17)	(0.76)
Net realized and unrealized gain (loss) on investments	2.25	6.66	(5.03)		(2.15)	(24.85)
Total gain (loss) from investment operations	2.35	6.69	(5.11)		(2.32)	(25.61)
Less Distributions:
From net investment income	(0.37)	(0.07)	—		—	—
From net realized gains	—	—	—		—	—
Total distributions	(0.37)	(0.07)	—		—	—
Net Asset Value, End of Period	$25.29	$23.31	$16.69		$21.80	$24.12
Total Return	10.06%	40.11%	(23.44)%		(9.62)%	(51.50)%
Net assets, end of period (000’s)	$201,929	$230,971	$189,618		$297,793	$432,978
Ratio of expenses to average net assets:
Before expense reimbursement	2.37%	2.39%	2.42%		2.37%	2.06%
After expense reimbursement	2.37%	2.39%	2.42%		2.37%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.44%	0.11%	(0.41)%		(0.61)%	(1.49)%
After expense reimbursement	0.44%	0.11%	(0.41)%		(0.61)%	(1.43)%
Portfolio turnover rate	N/A	N/A	N/A		N/A	21% (2)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Internet Emerging Growth Fund

	No Load Class Year Ended December 31,
	2004	2003	2002	2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$4.28	$3.24	$4.30	$3.69	$10.00
Income from Investment Operations:
Net investment income (loss)	0.08	0.04	(0.08)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.25	1.05	(0.98)	0.64	(6.28)
Total gain (loss) from investment operations	0.33	1.09	(1.06)	0.61	(6.31)
Less Distributions:
From net investment income	(0.11)	(0.05)	—	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.11)	(0.05)	—	—	—
Net Asset Value, End of Period	$4.50	$4.28	$3.24	$4.30	$3.69
Total Return	7.67%	33.56%	(24.65)%	16.53%	(63.10)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,584	$4,677	$3,338	$5,277	$4,378
Ratio of expenses to average net assets:
Before expense reimbursement	3.45%	3.64%	3.78%	4.17%	3.33%
After expense reimbursement	2.67%	2.74%	2.74%	2.74%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.08%	0.11%	(3.03)%	(2.09)%	(1.76)%
After expense reimbursement	1.84%	1.01%	(1.99)%	(0.66)%	(0.43)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	17% (2)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).

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The Paradigm Fund

	No Load Class Year Ended December 31,
	2004		2003	2002	2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$14.91		$10.12	$10.61	$10.40	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.06	)(4)	0.05	(0.14)	(0.13)	(0.00	)(2)
Net realized and unrealized gain (loss) on investments	3.17		4.79	(0.35)	0.34	0.40
Total gain (loss) from investment operations	3.11		4.84	(0.49)	0.21	0.40
Less Distributions:
From net investment income	(0.02)		(0.05)	—	—	—
From net realized gains	(0.46)		—	—	—	—
Total distributions	(0.48)		(0.05)	—	—	—
Net Asset Value, End of Period	$17.54		$14.91	$10.12	$10.61	$10.40
Total Return	20.84%		47.87%	(4.62)%	2.02%	4.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$89,313		$57,646	$5,044	$4,817	$3,803
Ratio of expenses to average net assets:
Before expense reimbursement	2.10%		2.24%	2.97%	3.47%	4.96%
After expense reimbursement	1.74%		1.74%	2.74%	2.74%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.77)%		0.57%	(1.61)%	(1.91)%	(3.02)%
After expense reimbursement	(0.41)%		1.07%	(1.38)%	(1.18)%	(0.06)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	5%	(3)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	The amount is less than $0.005 per share.
(3)	Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).
(4)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Medical Fund

	No Load Class For the Year Ended December 31,
	2004		2003	2002	2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$15.67		$12.72	$18.06	$20.98	$13.35
Income from Investment Operations:
Net investment loss	(0.10	)(3)	(0.25)	(0.21)	(0.25)	(0.15)
Net realized and unrealized gain (loss) on investments	1.19		3.20	(5.05)	(2.64)	7.78
Total gain (loss) from investment operations	1.09		2.95	(5.26)	(2.89)	7.63
Less Distributions:
From net investment income	—		—	—	—	—
From net realized gains	—		—	(0.08)	(0.03)	—
Total distributions	—		—	(0.08)	(0.03)	—
Net Asset Value, End of Period	$16.76		$15.67	$12.72	$18.06	$20.98
Total Return	6.96%		23.19%	(29.14)%	(13.77)%	57.15%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$19,583		$23,695	$22,604	$40,416	$63,314
Ratio of expenses to average net assets:
Before expense reimbursement	2.54%		2.52%	2.55%	2.28%	2.21%
After expense reimbursement	2.39%		2.52%	2.55%	2.28%	2.00%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.31)%		(1.55)%	(1.49)%	(1.17)%	(1.24)%
After expense reimbursement	(1.16)%		(1.55)%	(1.49)%	(1.17)%	(1.03)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	1% (2)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Small Cap Opportunities Fund

	No Load Class For the year ended December 31,						No Load Class March 20, 2000(1) through December 31, 2000
	2004	2003	2002		2001
PER SHARE DATA(2)
Net Asset Value, Beginning of Period	$16.55	$10.04	$14.50		$11.10		$10.00
Income from Investment Operations:
Net investment income (loss)	0.22 (3)	0.25	(0.18	)(3)	(0.19	)(3)	(0.00	)(4)
Net realized and unrealized gain (loss) on investments	2.49	6.43	(4.21)		3.59		1.10
Total gain (loss) from investment operations	2.71	6.68	(4.39)		3.40		1.10
Less Distributions:
From net investment income	(0.16)	(0.17)	—		—		—
From net realized gains	(0.41)	—	(0.07)		—		—
Total distributions	(0.57)	(0.17)	(0.07)		—		—
Net Asset Value, End of Period	$18.69	$16.55	$10.04		$14.50		$11.10
Total Return	16.40%	66.51%	(30.28)%		30.63%		11.00%(7)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$35,702	$23,665	$3,313		$9,266		$517
Ratio of expenses to average net assets:
Before expense reimbursement	2.03%	2.34%	2.95%		3.73%		24.50%	(5)
After expense reimbursement	1.74%	2.34%	2.74%		2.74%		2.00%	(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.01%	2.14%	(1.59)%		(2.37)%		(22.59	)%(5)
After expense reimbursement	1.30%	2.14%	(1.38)%		(1.38)%		(0.09	)%(5)
Portfolio turnover rate	N/A	N/A	N/A		N/A		8	%(6)

(1) Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4) The amount listed is less than $0.005 per share.
(5) Annualized.
(6) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).
(7) Not Annualized.

44

Kinetics Mutual Funds, Inc.

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2005
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc. free of charge, to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:        By Internet:
(800) 930-3828                          http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

45

Advisor Classes
April 29, 2005	Prospectus	www.kineticsfunds.com

The Internet Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	4
THE INTERNET FUND	5
THE PARADIGM FUND	10
THE MEDICAL FUND	15
THE SMALL CAP OPPORTUNITIES FUND	20
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	25
PORTFOLIO HOLDINGS INFORMATION	28
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	28
VALUATION OF FUND SHARES	29
HOW TO PURCHASE SHARES	30
HOW TO REDEEM SHARES	32
EXCHANGE PRIVILEGE	35
DISTRIBUTIONS AND TAXES	35
DISTRIBUTION OF SHARES	37
DESCRIPTION OF ADVISOR CLASSES	38
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	40
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
FINANCIAL HIGHLIGHTS	42

2

Kinetics Mutual Funds, Inc.

This combined Prospectus discusses the Advisor Classes of four series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser Kinetics Asset Management, Inc.

Minimum Initial Investment $2,500

April 29, 2005

3

OVERVIEW

The Internet Fund (the “Internet Fund”) seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

4

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

5

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

6

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»	Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Internet Fund’s past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The performance shown below is that of the Internet Fund’s Advisor Class A shares.

7

The Internet Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	23.99%
Worst Quarter:	Q3	2002	-14.33%

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was -7.30%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return before taxes	3.61%	2.93%	0.26%
Return after taxes on distributions	3.31%	2.80%	0.17%
Return after taxes on distributions and sale of Fund shares(2)	2.37%	2.42%	0.17%
S&P 500 Index(3)	10.88%	3.59%	1.17%
NASDAQ Composite Index (4)	8.59%	3.71%	1.83%
(1) The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001. The returns for the two indexes in this column have been calculated since the inception date of the Internet Fund's Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

8

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	0.25%(7)
Other Expenses	1.12%
Total Annual Fund Operating Expenses	2.62%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$825	$1,343	$1,885	$3,359

See “Description of Advisor Classes” on page 38.

9

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

10

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Paradigm Portfolio engages in a temporary, defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»	Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

11

»	Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Paradigm Fund’s past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

The Paradigm Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	20.63%
Worst Quarter:	Q3	2002	-8.83%

12

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was 1.21%.

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return before taxes	13.73%	16.89%	14.04%
Return after taxes on distributions	12.96%	16.54%	13.78%
Return after taxes on distributions and sale of Fund shares(2)	9.22%	14.48%	12.09%
S&P 500 Index(3)	10.88%	3.59%	1.17%
NASDAQ Composite Index (4)	8.59%	3.71%	1.83%
The Paradigm Fund (KNPCX) Advisor Class C
Return before taxes	20.08%	N/A	22.48%
S&P 500 Index(3)	10.88%	3.59%	1.17%
NASDAQ Composite Index (4)	8.59%	3.71%	1.83%
(1) The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indexes in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

13

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25%(7)	0.75%
Other Expenses	0.85%	0.85%
Total Annual Fund Operating Expenses(8)	2.35%	2.85%
(1) This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% and 2.49% for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$799	$1,266	$1,758	$3,107
Advisor Class C	$288	$883	$1,504	$3,176

See “Description of Advisor Classes” on page 38.

14

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies engaged generally in the medical research, pharmaceutical and technology industries and related medical technology industries, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»	Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

15

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The stocks selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

»	Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»	Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

16

»	Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Medical Fund’s past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The performance shown below is that of the Medical Fund’s Advisor Class A shares.

The Medical Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

17

Best Quarter:	Q2	2003	16.73%
Worst Quarter:	Q2	2002	-19.71%

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was -8.55%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return before taxes	0.49%	-4.58%	-4.03%
Return after taxes on distributions	0.49%	-4.66%	-4.11%
Return after taxes on distributions and sale of Fund shares(2)	0.32%	-3.91%	-3.45%
S&P 500 Index(3)	10.88%	3.59%	1.17%
NASDAQ Composite Index (4)	8.59%	3.71%	1.83%
(1) The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001. The returns for the two indexes in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	0.25%(7)
Other Expenses	1.29%
Total Annual Fund Operating Expenses(8)	2.79%
(1) This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.64% for Advisor Class A shares. These waivers and reimbursements may be discontinued at any time.

18

Example

This Example is intended to help you compare the cost of investing in Advisor Class A shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$841	$1,390	$1,964	$3,514

See “Description of Advisor Classes” on page 38.

19

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks
Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

20

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore, the Small Cap Fund’s investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»	Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

21

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The performance shown below is that of the Small Cap Fund’s Advisor Class A shares.

The Small Cap Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	16.64%
Worst Quarter:	Q3	2002	-21.60%

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was -3.22%

22

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Small Cap Fund (KSOAX) Advisor Class A
Return before taxes	9.47%	8.25%	8.25%
Return after taxes on distributions	8.41%	7.66%	7.66%
Return after taxes on distributions and sale of Fund shares(2)	6.19%	6.72%	6.72%
S&P 500 Index(3)	10.88%	3.59%	3.59%
NASDAQ Composite Index (4)	8.59%	3.71%	3.71%
(1) The Small Cap Fund’s Advisor Class A shares commenced operations on December 31, 2001. The returns for the two indexes in this column have been calculated since the inception date of the Small Cap Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	0.25%(7)
Other Expenses	0.78%
Total Annual Fund Operating Expenses(8)	2.28%
(1) This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% for Class A shares. These waivers and reimbursements may be discontinued at any time.

23

Example

This Example is intended to help you compare the cost of investing in Advisor Class A shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$793	$1,246	$1,725	$3,040

See “Description of Advisor Classes” on page 38.

24

Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the Internet Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer while the other half is spread out among investments of various issuers generally not exceeding with respect to any issuer 5% of a Portfolio’s total assets. As a result of their non-diversified status, a Portfolio’s shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options and futures. The successful use of these investment practices depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

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Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings reports on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end top fifteen portfolio holdings and their percentage of the portfolio holdings no earlier than twenty business days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $730 million in assets at March 31, 2004. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2004, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Paradigm Portfolio	0.88%
Medical Portfolio	1.11%
Small Cap Opportunities Portfolio	0.95%

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl, although each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

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The lead portfolio manager for the Internet Portfolio committee is Peter B. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser. Mr. Doyle co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Medical Portfolio committee is Bruce P. Abel, who joined the Investment Adviser in 1999 and he has been managing the Portfolio since inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The co-portfolio managers of the Paradigm Portfolio committee are Murray Stahl and Peter B. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl is director of Research of the Investment Adviser and a co-founder and currently serves as Chairman of Horizon Asset Management since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial in-put on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The co-portfolio managers of the Small Cap Opportunities Portfolio committee are Peter Doyle and Murray Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at net asset value per share (“NAV”) plus any applicable sales charge (see “Description of Advisor Classes”). The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each corresponding Fund’s Classes.

Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

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Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for both types of accounts (including Coverdell Education Savings Accounts) is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until the completed New Account Application Form is received by the Funds or their transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100. You may not make your initial purchase of a Fund’s shares by telephone.

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Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your Account Application to the transfer agent at the above address. Upon receipt of your completed application, an account will be established for you. The account number assigned will be required as part of the instructions that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number and your name so that monies can be correctly applied. Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to: U.S. Bank, N.A.
•	ABA Number: 075000022
•	Credit: U.S. Bancorp Fund Services, LLC
•	Account: 112-952-137
•	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. When wiring funds, please notify your Fund at (800) 930-3828 prior to sending your wire to advise of your intent and provide the dollar amount of your wire. All purchase requests must include your shareholder account number.

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Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your Fund shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the check has cleared. This may take up to 12 days.

Redemption proceeds will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

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Requests for redemption in “good order” must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed,

»	indicate your account registration number, and

»	include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is a member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

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IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders.

Frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. Advisor Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of shares held for less than 30 days. These fees are paid to the Funds to help offset transaction costs.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

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Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, so your account may be subject to a redemption fee as described above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. In all cases, shareholders will be required to pay a sales charge only once. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

Call 1-800-930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash. The Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

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Taxes
Each Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are generally taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities, portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund’s exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

On the new Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The withholding rate is 28%.

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Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its shares. One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the Plan were limited to 0.25%. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of Advisor Class C shares, to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of such Fund’s average daily net assets attributable to such Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder service fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

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Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS also acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes
This Prospectus offers two Classes of shares of the Funds - Advisor Class A shares and Advisor Class C shares. Please note that the only Advisor Classes of Kinetics Mutual Funds, Inc. currently available to shareholders are those offered in this Prospectus as follows:

Fund Name	Class
The Internet Fund	Advisor Class A shares
The Paradigm Fund	Advisor Class A and C shares
The Medical Fund	Advisor Classes A shares
The Small Cap Opportunities Fund	Advisor Class A shares

Each Fund also offers a No Load Class of shares through a separate prospectus. The No Load Class of shares may be purchased without the imposition of any sales charges or 12b-1 fees. Each Fund has also registered an Institutional Class of Shares that is not currently available to shareholders as of the date of this Prospectus. The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders. You should always discuss with your broker-dealer or financial advisor about the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.25%
$50,000 to $99,999	4.75%	4.99%	4.25%
$100,000 to $249,999	3.75%	3.90%	3.25%
$250,000 to $499,999	2.75%	2.83%	2.25%
$500,000 to $999,999	2.25%	2.30%	1.75%
$1,000,000 and above	0.75%	0.76%	0.65%

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The Offering Price includes the sales charge paid at the time of investment. The net amount invested will be considered in valuing accounts to determine whether a shareholder has met a sales charge breakpoint.

Waivers - Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You are a client of a broker-dealer or agent that has arrangements with the distributor through its selling agreement; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge - Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months;

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days; and

»	combining concurrent purchases of Advisor Class A shares from different Funds.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation - Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current net asset value of all other shares you, your spouse and/or your children under age 21 own.

Letter of Intent - Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund). Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

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If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the net asset value next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Funds’ Statement of Additional Information. The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal year ended December 31, 2004 was audited by Tait, Weller & Baker, whose report, along with the Funds’ financial statements, are included in the Funds' annual report and incorporated by reference into the Statement of Additional Information, both of which are available upon request. The financial information provided for prior periods ended was audited by the Funds’ former auditors, PricewaterhouseCoopers LLP.

This Prospectus contains information on the Advisor Class A shares of the Internet Fund, Medical Fund and Small Cap Fund and Advisor Class A and Advisor Class C shares of the Paradigm Fund.

THE INTERNET FUND

	Advisor Class A Year Ended December 31, 2004	Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002		Advisor Class A April 26, 2001(1) through December 31, 2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$22.88	$16.47	$21.75		$23.50
Income from Investment Operations:
Net investment income (loss)	0.05 (6)	(0.82)	(0.12	)(6)	(0.12	)(6)
Net realized and unrealized gain (loss) on investments	2.23	7.23	(5.16)		(1.63)
Total gain (loss) from investment operations	2.28	6.41	(5.28)		(1.75)
Less Distributions:
From net investment income	(0.23)	—	—		—
From net realized gains	—	—	—		—
Total distributions	(0.23)	—	—		—
Net Asset Value, End of Period	$24.93	$22.88	$16.47		$21.75
Total Return(5)	9.95%	38.92%	(24.28)%		(7.45	%)(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$354	$428	$507		$975
Ratio of expenses to average net assets:
Before expense reimbursement	2.62%	2.64%	2.67%		2.62	%(3)
After expense reimbursement	2.62%	2.64%	2.67%		2.62	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.19%	(0.14)%	(0.66)%		(0.86	%)(3)
After expense reimbursement	0.19%	(0.14)%	(0.66)%		(0.86	%)(3)
Portfolio turnover rate	N/A	N/A	N/A		N/A
(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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THE PARADIGM FUND - CLASS A

	Advisor Class A Year Ended December 31, 2004		Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002	Advisor Class A April 26, 2001(1) through December 31, 2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$14.82		$10.07	$10.58	$10.42
Income from Investment Operations:
Net investment income (loss)	(0.10	)(6)	0.08	(0.17)	(0.10	)(6)
Net realized and unrealized gain (loss) on investments	3.16		4.70	(0.34)	0.26
Total gain (loss) from investment operations	3.06		4.78	(0.51)	0.16
Less Distributions:
From net investment income	(0.02)		(0.03)	—	—
From net realized gains	(0.46)		—	—	—
Total distributions	(0.48)		(0.03)	—	—
Net Asset Value, End of Period	$17.40		$14.82	$10.07	$10.58
Total Return(5)	20.63%		47.47%	(4.82)%	1.54	%)(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$26,525		$13,157	$4,943	$4,091
Ratio of expenses to average net assets:
Before expense reimbursement	2.35%		2.49%	3.22%	3.72	%)(3)
After expense reimbursement	1.99%		1.99%	2.99%	2.99	%)(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.02)%		0.32%	(1.86)%	(2.16	%)(3)
After expense reimbursement	(0.66)%		0.82%	(1.63)%	(1.43	%)(3)
Portfolio turnover rate	N/A		N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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THE PARADIGM FUND - CLASS C

	Advisor Class C Year Ended December 31, 2004		Advisor Class C Year Ended December 31, 2003	Advisor Class C June 28, 2002(1) through December 31, 2002
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$14.73		$10.05	$10.64
Income from Investment Operations:
Net investment income (loss)	(0.18	)(6)	0.02	(0.11)
Net realized and unrealized gain (loss) on investments	3.14		4.67	(0.48)
Total gain (loss) from investment operations	2.96		4.69	(0.59)
Less Distributions:
From net investment income	(0.02)		(0.01)	—
From net realized gains	(0.46)		—	—
Total distributions	(0.48)		(0.01)	—
Net Asset Value, End of Period	$17.21		$14.73	$10.05
Total Return(5)	20.08%		46.68%	(5.55	%)(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$9,426		$2,125	$519
Ratio of expenses to average net assets:
Before expense reimbursement	2.85%		2.99%	3.72	%(3)
After expense reimbursement	2.49%		2.49%	3.49	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.52)%		(0.18)%	(2.36	%)(3)
After expense reimbursement	(1.16)%		0.32%	(2.13	%)(3)
Portfolio turnover rate	N/A		N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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THE MEDICAL FUND

	Advisor Class A Year Ended December 31, 2004		Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002	Advisor Class A April 26, 2001(1) through December 31, 2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$15.47		$12.61	$18.01	$18.24
Income from Investment Operations:
Net investment loss	(0.11	)(6)	(0.63)	(0.24)	(0.17	)(6)
Net realized and unrealized gain (loss) on investments	1.13		3.49	(5.08)	(0.03)
Total gain (loss) from investment operations	1.02		2.86	(5.32)	(0.20)
Less Distributions:
From net investment income	—		—	—	—
From net realized gains	—		—	(0.08)	(0.03)
Total distributions	—		—	(0.08)	(0.03)
Net Asset Value, End of Period	$16.49		$15.47	$12.61	$18.01
Total Return(5)	6.59%		22.68%	(29.56)%	(1.09	%)(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$696		$758	$794	$1,203
Ratio of expenses to average net assets:
Before expense reimbursement	2.79%		2.77%	2.80%	2.53	%(3)
After expense reimbursement	2.64%		2.77%	2.80%	2.53	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.56)%		(1.80)%	(1.74)%	(1.42	%)(3)
After expense reimbursement	(1.41)%		(1.80)%	(1.74)%	(1.42	%)(3)
Portfolio turnover rate	N/A		N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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THE SMALL CAP OPPORTUNITIES FUND

	Advisor Class A Year Ended December 31, 2004	Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002		Advisor Class A December 31, 2001(1)
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$16.50	$10.03	$14.50		$14.50
Income from Investment Operations:
Net investment income (loss)	0.18 (4)	0.15	(0.20	)(4)	—
Net realized and unrealized gain (loss) on investments	2.49	6.47	(4.20)		—
Total gain (loss) from investment operations	2.67	6.62	(4.40)		—
Less Distributions:
From net investment income	(0.13)	(0.15)	—		—
From net realized gains	(0.41)	—	(0.07)		—
Total distributions	(0.54)	(0.15)	(0.07)		—
Net Asset Value, End of Period	$18.63	$16.50	$10.03		$14.50
Total Return(5)	16.17%	65.98%	(30.35)%		0.00	%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,929	$2,075	$172		$1
Ratio of expenses to average net assets:
Before expense reimbursement	2.28%	2.59%	3.20%		N/A
After expense reimbursement	1.99%	2.59%	2.99%		N/A
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.76%	1.89%	(1.84)%		N/A
After expense reimbursement	1.05%	1.89%	(1.63)%		N/A
Portfolio turnover rate	N/A	N/A	N/A		N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(5) The total return does not reflect the 5.75% front end sales charge.

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Kinetics Mutual Funds, Inc.

The Internet Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2005.
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc., free of charge, to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:        By Internet:
(800) 930-3828                                                http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

46

Advisor Classes

April 29, 2005	Prospectus	www.kineticsfunds.com

The Internet Fund

The Internet Emerging Growth Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	4
THE INTERNET FUND	5
THE INTERNET EMERGING GROWTH FUND	10
THE PARADIGM FUND	16
THE MEDICAL FUND	21
THE SMALL CAP OPPORTUNITIES FUND	27
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	32
PORTFOLIO HOLDINGS INFORMATION	35
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	35
VALUATION OF FUND SHARES	36
HOW TO PURCHASE SHARES	37
HOW TO REDEEM SHARES	39
EXCHANGE PRIVILEGE	42
DISTRIBUTIONS AND TAXES	42
DISTRIBUTION OF SHARES	44
DESCRIPTION OF ADVISOR CLASSES	45
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	48
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	48
FINANCIAL HIGHLIGHTS	49

2

Kinetics Mutual Funds, Inc.

This combined Prospectus discusses the Advisor Classes of five series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

Please note that as of the date of this Prospectus, the classes of shares of the Funds discussed in this Prospectus have not commenced operations and therefore are not yet offered by the Company.
Prospectus This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser Kinetics Asset Management, Inc.

Minimum Initial Investment $2,500

April 29, 2005

3

OVERVIEW

The Internet Fund (the “Internet Fund”) seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Internet Emerging Growth Fund (the “Emerging Growth Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Internet Emerging Growth Portfolio (the “Emerging Growth Portfolio”). The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

4

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

5

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

6

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»	Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Internet Fund’s past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The performance shown below is that of the Internet Fund’s Advisor Class A shares. Because Advisor Classes B and C shares of the Internet Fund have not yet commenced operations, no performance information is shown for those Classes. Advisor Classes B and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

7

The Internet Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	23.99%
Worst Quarter:	Q3	2002	-14.33%

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was -7.30%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return before taxes	3.61%	2.93%	0.26%
Return after taxes on distributions	3.31%	2.80%	0.17%
Return after taxes on distributions and sale of Fund shares(2)	2.37%	2.42%	0.17%
S&P 500 Index(3)	10.88%	3.59%	1.17%
NASDAQ Composite Index (4)	8.59%	3.71%	1.83%
(1) The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001. Advisor Class B and C shares for The Internet Fund had not commenced operations prior to December 31, 2004. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

8

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25%(8)	0.75%	0.75%
Other Expenses	1.12%	1.12%	1.12%
Total Annual Fund Operating Expenses	2.62%	3.12%	3.12%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A, B and C shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$825	$1,343	$1,885	$3,359
Advisor Class B	$815	$1,263	$1,835	$3,261
Advisor Class C	$315	$963	$1,635	$3,430

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$315	$963	$1,635	$3,261

See “Description of Advisor Classes” on page 45.

9

THE INTERNET EMERGING GROWTH FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Emerging Growth Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the Investment Adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Such companies’ core business may not be primarily Internet-related. The Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

10

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Emerging Growth Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

11

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio’s and therefore, the Emerging Growth Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

»	Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio’s shares and therefore, the Emerging Growth Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Emerging Growth Fund

The bar chart and table shown below illustrate the variability of the Emerging Growth Fund’s returns. Both assume that all dividends and distributions are reinvested in the Funds. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund’s performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Emerging Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund or the Emerging Growth Portfolio will perform in the future. Because Advisor Classes A, B and C shares of the Emerging Growth Fund have not yet commenced operations, no performance information for those Classes is shown. The performance shown below is that of the Emerging Growth Fund’s No Load Class, which is offered in a separate prospectus. Advisor Classes A, B, and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

12

The Internet Emerging Growth Fund - No Load Class
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	16.93%
Worst Quarter:	Q4	2000	-38.09%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -3.78%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Internet Emerging Growth Fund (WWWEX) No Load
Return before taxes	7.67%	2.71%	-14.17%	-14.14%
Return after taxes on distributions	6.82%	2.32%	-14.36%	-14.36%
Return after taxes on distributions and sale of Fund shares(2)	5.03%	2.10%	-11.49%	-11.49%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	-2.30%
NASDAQ Composite Index (4)	8.59%	3.71%	-11.77%	-11.77%
(1) The Emerging Growth Fund’s No Load Class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. Advisor Classes A, B and C shares had not commenced operations prior to December 31, 2004. The returns for the two indexes in this column have been calculated since the inception date of the Emerging Growth Fund’s No Load Class.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

13

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25%(8)	0.75%	0.75%
Other Expenses	2.20%	2.20%	2.20%
Total Annual Fund Operating Expenses(9)	3.70%	4.20%	4.20%
(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Emerging Growth Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, it is anticipated that once operational, payments under the Plan for the Advisor Class A shares will be limited to 0.25%.
(9)The Investment Adviser to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.92%, 3.42% and 3.42% for Advisor Classes A, B and C, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A, B and C shares of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

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	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$926	$1,642	$2,376	$4,298
Advisor Class B	$922	$1,575	$2,342	$4,220
Advisor Class C	$422	$1,275	$2,142	$4,372

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$422	$1,275	$2,142	$4,220

See “Description of Advisor Classes” on page 45.

15

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

16

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Paradigm Portfolio engages in a temporary, defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»	Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

17

»	Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Paradigm Fund’s past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares has varied from year to year. Because Advisor Class B shares of the Paradigm Fund have not yet commenced operations, no performance information is shown for Advisor Class B shares. Advisor Class B shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

18

The Paradigm Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	20.63%
Worst Quarter:	Q3	2002	-8.83%

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was 1.21%.

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return before taxes	13.73%	16.89%	14.04%
Return after taxes on distributions	12.96%	16.54%	13.78%
Return after taxes on distributions and sale of Fund shares(2)	9.22%	14.48%	12.09%
S&P 500 Index(3)	10.88%	3.59%	1.17%
NASDAQ Composite Index (4)	8.59%	3.71%	1.83%
(1) The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001. Advisor Class B Shares had not commenced operations prior to December 31, 2004. The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

19

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)	None	5.00%
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None
Exchange Fee(5)	None	None
Maximum Account Fee(6)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B
Management Fees(7)	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25%(8)	0.75%
Other Expenses	0.85%	0.85%
Total Annual Fund Operating Expenses(9)	2.35%	2.85%
(1) This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the plan for the Advisor Class A shares were limited to 0.25%.
(9) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% and 2.49% for Advisor Classes A and B shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A and B shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A and B shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$799	$1,266	$1,758	$3,107
Advisor Class B	$788	$1,183	$1,704	$3,002

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$288	$883	$1,504	$3,002

See “Description of Advisor Classes” on page 45.

20

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»	Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

21

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The stocks selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

»	Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»	Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

22

»	Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Medical Fund’s past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The performance shown below is that of the Medical Fund’s Advisor Class A shares. Because Advisor Classes B and C shares of the Medical Fund have not yet commenced operations, no performance information is shown for those Classes. Advisor Classes B and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

23

The Medical Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	16.73%
Worst Quarter:	Q2	2002	-19.71%

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was -8.55%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return before taxes	0.49%	-4.58%	-4.03%
Return after taxes on distributions	0.49%	-4.66%	-4.11%
Return after taxes on distributions and sale of Fund shares(2)	0.32%	-3.91%	-3.45%
S&P 500 Index(3)	10.88%	3.59%	1.17%
NASDAQ Composite Index (4)	8.59%	3.71%	1.83%
(1) The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001. Advisor Classes B and C shares had not commenced operations prior to December 31, 2004. The returns for the two indicess in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

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Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25%(8)	0.75%	0.75%
Other Expenses	1.29%	1.29%	1.29%
Total Annual Fund Operating Expenses(9)	2.79%	3.29%	3.29%
(1) This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes”.
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the plan for the Advisor Class A shares were limited to 0.25%.
(9) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.64%, 3.14% and 3.14% for Advisor Classes A, B and C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A, B and C shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$841	$1,390	$1,964	$3,514
Advisor Class B	$832	$1,313	$1,917	$3,419
Advisor Class C	$332	$1,013	$1,717	$3,585

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If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$332	$1,013	$1,717	$3,419

See “Description of Advisor Classes” on page 45.

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THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

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»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore, the Small Cap Fund’s investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»	Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

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»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The performance shown below is that of the Small Cap Fund’s Advisor Class A shares. Because Advisor Classes B and C shares of the Small Cap Fund have not yet commenced operations, no performance information is shown for those Classes. Advisor Classes A, B, and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Small Cap Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	Q2	2003	16.64%
Worst Quarter:	Q3	2002	-21.60%

The total return for Advisor Class A shares from January 1, 2005 to March 31, 2005 was -3.22%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

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Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSOAX) Advisor Class A
Return before taxes	9.47%	8.25%	8.25%
Return after taxes on distributions	8.41%	7.66%	7.66%
Return after taxes on distributions and sale of Fund shares(2)	6.19%	6.72%	6.72%
S&P 500 Index(3)	10.88%	3.59%	3.59%
NASDAQ Composite Index (4)	8.59%	3.71%	3.71%
 (1) The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001. Advisor Classes B and C shares had not commenced operations prior to December 31, 2004. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares.
(2) The “Return fter taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund
As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25%(8)	0.75%	0.75%
Other Expenses	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses(9)	2.28%	2.78%	2.78%
(1) This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio. Advisor Classes B and C shares had not commenced operations prior to December 31, 2004.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2004, payments under the plan for the Advisor Class A shares were limited to 0.25%.
(9) The Investment Adviser to the Small Cap Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99%, 2.49% and 2.49% for Advisor Classes A, B and C shares, respectively. These waivers and reimbursements may be discontinued at any time.

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Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes B and C shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$793	$1,246	$1,725	$3,040
Advisor Class B	$781	$1,162	$1,669	$2,934
Advisor Class C	$281	$862	$1,469	$3,109

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$281	$862	$1,469	$2,934

See “Description of Advisor Classes” on page 45.

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Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund and the Emerging Growth Fund
The value of each Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the corresponding Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer, while the other half is spread out among investments of various issuers generally not exceeding with respect to any issuer 5% of a Portfolio’s total assets. As a result of their non-diversified status, a Portfolio’s shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options and futures. The successful use of these investment practices depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

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Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings reports on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end top fifteen portfolio holdings and their percentage of the portfolio holdings no earlier than twenty business days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $730 million in assets at December 31, 2004. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2004, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Internet Emerging Growth Portfolio	0.35%
Paradigm Portfolio	0.75%
Medical Portfolio	1.25%
Small Cap Opportunities Portfolio	1.25%

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl, although each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

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The lead portfolio manager for the Internet Portfolio committee is Peter B. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser. Mr. Doyle co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Emerging Growth Portfolio committee is Steven Tuen, who joined the Investment Adviser in 1999. He has been managing the Portfolio since inception. Since 1996, Mr. Tuen also serves as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen.

The lead portfolio manager for the Medical Portfolio committee is Bruce P. Abel, who joined the Investment Adviser in 1999 and he has been managing the Portfolio since inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The co-portfolio managers of the Paradigm Portfolio committee are Murray Stahl and Peter B. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl is director of Research of the Investment Adviser and a co-founder and currently serves as Chairman of Horizon Asset Management since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial in-put on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The co-portfolio managers of the Small Cap Opportunities Portfolio committee are Peter Doyle and Murray Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at net asset value per share (“NAV”) plus any applicable sales charge (see “Description of Advisor Classes”). The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each corresponding Fund’s Classes.

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Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for both types of accounts (including Coverdell Education Savings Accounts) is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until the completed New Account Application Form is received by the Funds or their transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

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The minimum telephone purchase is $100. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed new Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your Account Application to the transfer agent at the above address. Upon receipt of your completed Application, an account will be established for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number and your name so that monies can be correctly applied. Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to: U.S. Bank, N.A.
•	ABA Number: 075000022
•	Credit: U.S. Bancorp Fund Services, LLC
•	Account: 112-952-137
•	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. When wiring funds, please notify your Fund at (800) 930-3828 prior to sending your wire to advise of your intent and provide the dollar amount of your wire. All purchase requests must include your shareholder account number.

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Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your Fund shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day. Keep in mind that Advisor Class B shares may be subject to a contingent deferred sales charge.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

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Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed,

»	indicate your account registration number, and

»	include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is a member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The Systematic Withdrawal Plan is not recommended for Advisor Class B shares because of the contingent deferred sales charge. The minimum systematic withdrawal amount is $100.

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The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders.

Frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. Adviser Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of shares held for less than 30 days. These fees are paid to the Funds to help offset transaction costs. The redemption fee will not be assessed on Advisor Class B shares, until the earlier of (i) effective date of any rules promulgated by the Securities and Exchange Commission (“SEC”) requiring the imposition of a redemption fee on such shares or (ii) the development and implementation of the systems necessary to support the imposition of a redemption fee on such shares.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

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Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, so your account may be subject to a redemption fee as described above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. Exchanges of Advisor Classes B shares to another Fund’s Advisor Class B shares will not affect the CDSC timeline (See “Description of Advisor Classes”). In all cases, shareholders will be required to pay a sales charge only once. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

Call 1-800-930-3828 to learn more about the other funds or Classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash. The Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

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Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
Each Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are generally taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities, portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund’s exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

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On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The withholding rate is 28%.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted three Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its shares. One Plan is for Advisor Class A shares, while the other two Plans are for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. Under the other two Plans, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of Advisor Class B or C shares, as the case may be, to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of such Fund’s average daily net assets attributable to such Class.

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Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS also acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers three Classes of shares of the Funds - Advisor Classes A, B and C shares. Please note that the only Advisor Classes of Kinetics Mutual Funds, Inc. currently available to shareholders in a separate prospectus are as follows:

Fund Name	Class
The Internet Fund	Advisor Class A shares
The Paradigm Fund	Advisor Class A and C shares
The Medical Fund	Advisor Classes A shares
The Small Cap Opportunities Fund	Advisor Class A shares

Each Fund also offers a No Load Class of shares through a separate prospectus. The No Load Class of shares may be purchased without the imposition of any sales charges or 12b-1 fees. Each Fund has also registered an Institutional Class of Shares that is not currently available to shareholders as of the date of this Prospectus. The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders. You should always discuss with your broker-dealer or financial advisor about the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

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Amount of Transaction	Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.25%
$50,000 to $99,999	4.75%	4.99%	4.25%
$100,000 to $249,999	3.75%	3.90%	3.25%
$250,000 to $499,999	2.75%	2.83%	2.25%
$500,000 to $999,999	2.25%	2.30%	1.75%
$1,000,000 and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment. The net amount invested will be considered in valuing accounts to determine whether a shareholder has met a sales charge breakpoint.

Waivers - Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You are a client of a broker-dealer or agent that has arrangements with the distributor through its selling agreement; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge - Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months;

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days; and

»	combining concurrent purchases of Advisor Class A shares from different Funds.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation - Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current net asset value of all other shares you own.

Letter of Intent - Advisor Class A Shares
By signing a Letter of Intent (LOI) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund). Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

46

Advisor Class B Shares
Advisor Class B shares are retail shares and may be purchased by individuals or IRAs. If you redeem your Advisor Class B shares within six full years of the date you purchased, a contingent deferred sales charge (“CDSC”) may be charged by the Funds’ distributor. Advisor Class B shares impose a Rule 12b-1 fee of 0.75% of each Fund’s average daily net assets. Advisor Class B shares convert to Advisor Class A shares in the eighth year.

If you purchase Advisor Class B shares of any of the Funds, you will pay the net asset value next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares. However, there is a contingent deferred sales charge on Advisor Class B shares if you redeem shares within six years as shown below. Any applicable CDSC will be imposed on the lesser of the current price or original purchase price in the amount indicated by the table below:

Year of Redemption After Purchase	Contingent Deferred Sales Charge
1 or less	5.0%
1 - 2	4.0%
2 - 3	3.0%
3 - 4	3.0%
4 - 5	2.0%
5 - 6	1.0%
More than 6	None
In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1.	shares of the Fund you purchased by reinvesting your dividends and long-term capital gains

2.	shares of a Fund you held for more than six full years from the date of purchase

3.	shares of a Fund you held for fewer than six full years on a first-in, first-out basis

The CDSC is not charged on:

»	shares purchased by reinvesting your dividends or distributions of short or long-term capital gains

»	shares held for more than six full years after purchase

»	redemptions made following death or disability (as defined by the IRS)

»	redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 ½ years old or older

»	redemptions made in shareholder accounts that do not have the required minimum balance

»	shares held for more than six full years after purchase.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

47

If you purchase Advisor Class C shares of any of the Funds, you will pay the net asset value next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Funds’ Statement of Additional Information. The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds

48

Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal year ended December 31, 2004 was audited by Tait, Weller & Baker, whose report, along with the Funds’ financial statements, are included in the Fund’s annual report and incorporated into the Statement of Additional Information, both of which are available upon request. The financial information provided for prior periods was audited by the Funds’ former auditors, PricewaterhouseCoopers LLP.

As of the date of this Prospectus, only Advisor Class A shares of each Fund, other than the Emerging Growth Fund, and Advisor Class C shares of the Paradigm Fund, were operational.

THE INTERNET FUND

	Advisor Class A Year Ended December 31, 2004	Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002		Advisor Class A April 26, 2001(1) through December 31, 2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$22.88	$16.47	$21.75		$23.50
Income from Investment Operations:
Net investment income (loss)	0.05 (6)	(0.82)	(0.12	)(6)	(0.12	)(6)
Net realized and unrealized gain (loss) on investments	2.23	7.23	(5.16)		(1.63)
Total gain (loss) from investment operations	2.28	6.41	(5.28)		(1.75)
Less Distributions:
From net investment income	(0.23)	—	—		—
From net realized gains	—	—	—		—
Total distributions	(0.23)	—	—		—
Net Asset Value, End of Period	$24.93	$22.88	$16.47		$21.75
Total Return(5)	9.95%	38.92%	(24.28)%		(7.45	%)(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$354	$428	$507		$975
Ratio of expenses to average net assets:
Before expense reimbursement	2.62%	2.64%	2.67%		2.62	%(3)
After expense reimbursement	2.62%	2.64%	2.67%		2.62	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.19%	(0.14)%	(0.66)%		(0.86	%)(3)
After expense reimbursement	0.19%	(0.14)%	(0.66)%		(0.86	%)(3)
Portfolio turnover rate	N/A	N/A	N/A		N/A
(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

49

THE PARADIGM FUND - CLASS A

	Advisor Class A Year Ended December 31, 2004		Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002	Advisor Class A April 26, 2001(1) through December 31, 2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$14.82		$10.07	$10.58	$10.42
Income from Investment Operations:
Net investment income (loss)	(0.10	)(6)	0.08	(0.17)	(0.10	)(6)
Net realized and unrealized gain (loss) on investments	3.16		4.70	(0.34)	0.26
Total gain (loss) from investment operations	3.06		4.78	(0.51)	0.16
Less Distributions:
From net investment income	(0.02)		(0.03)	—	—
From net realized gains	(0.46)		—	—	—
Total distributions	(0.48)		(0.03)	—	—
Net Asset Value, End of Period	$17.40		$14.82	$10.07	$10.58
Total Return(5)	20.63%		47.47%	(4.82)%	1.54	%)(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$26,525		$13,157	$4,943	$4,091
Ratio of expenses to average net assets:
Before expense reimbursement	2.35%		2.49%	3.22%	3.72	%)(3)
After expense reimbursement	1.99%		1.99%	2.99%	2.99	%)(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.02)%		0.32%	(1.86)%	(2.16	%)(3)
After expense reimbursement	(0.66)%		0.82%	(1.63)%	(1.43	%)(3)
Portfolio turnover rate	N/A		N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

50

THE PARADIGM FUND - CLASS C

	Advisor Class C Year Ended December 31, 2004		Advisor Class C Year Ended December 31, 2003	Advisor Class C June 28, 2002(1) through December 31, 2002
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$14.73		$10.05	$10.64
Income from Investment Operations:
Net investment income (loss)	(0.18	)(6)	0.02	(0.11)
Net realized and unrealized gain (loss) on investments	3.14		4.67	(0.48)
Total gain (loss) from investment operations	2.96		4.69	(0.59)
Less Distributions:
From net investment income	(0.02)		(0.01)	—
From net realized gains	(0.46)		—	—
Total distributions	(0.48)		(0.01)	—
Net Asset Value, End of Period	$17.21		$14.73	$10.05
Total Return(5)	20.08%		46.68%	(5.55	%)(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$9,426		$2,125	$519
Ratio of expenses to average net assets:
Before expense reimbursement	2.85%		2.99%	3.72	%(3)
After expense reimbursement	2.49%		2.49%	3.49	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.52)%		(0.18)%	(2.36	%)(3)
After expense reimbursement	(1.16)%		0.32%	(2.13	%)(3)
Portfolio turnover rate	N/A		N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

51

THE MEDICAL FUND

	Advisor Class A Year Ended December 31, 2004		Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002	Advisor Class A April 26, 2001(1) through December 31, 2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$15.47		$12.61	$18.01	$18.24
Income from Investment Operations:
Net investment loss	(0.11	)(6)	(0.63)	(0.24)	(0.17	)(6)
Net realized and unrealized gain (loss) on investments	1.13		3.49	(5.08)	(0.03)
Total gain (loss) from investment operations	1.02		2.86	(5.32)	(0.20)
Less Distributions:
From net investment income	—		—	—	—
From net realized gains	—		—	(0.08)	(0.03)
Total distributions	—		—	(0.08)	(0.03)
Net Asset Value, End of Period	$16.49		$15.47	$12.61	$18.01
Total Return(5)	6.59%		22.68%	(29.56)%	(1.09	%)(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$696		$758	$794	$1,203
Ratio of expenses to average net assets:
Before expense reimbursement	2.79%		2.77%	2.80%	2.53	%(3)
After expense reimbursement	2.64%		2.77%	2.80%	2.53	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.56)%		(1.80)%	(1.74)%	(1.42	%)(3)
After expense reimbursement	(1.41)%		(1.80)%	(1.74)%	(1.42	%)(3)
Portfolio turnover rate	N/A		N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

52

THE SMALL CAP OPPORTUNITIES FUND

	Advisor Class A Year Ended December 31, 2004	Advisor Class A Year Ended December 31, 2003	Advisor Class A Year Ended December 31, 2002		Advisor Class A December 31, 2001(1)
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$16.50	$10.03	$14.50		$14.50
Income from Investment Operations:
Net investment income (loss)	0.18 (4)	0.15	(0.20	)(4)	—
Net realized and unrealized gain (loss) on investments	2.49	6.47	(4.20)		—
Total gain (loss) from investment operations	2.67	6.62	(4.40)		—
Less Distributions:
From net investment income	(0.13)	(0.15)	—		—
From net realized gains	(0.41)	—	(0.07)		—
Total distributions	(0.54)	(0.15)	(0.07)		—
Net Asset Value, End of Period	$18.63	$16.50	$10.03		$14.50
Total Return(5)	16.17%	65.98%	(30.35)%		0.00	%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,929	$2,075	$172		$1
Ratio of expenses to average net assets:
Before expense reimbursement	2.28%	2.59%	3.20%		N/A
After expense reimbursement	1.99%	2.59%	2.99%		N/A
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.76%	1.89%	(1.84)%		N/A
After expense reimbursement	1.05%	1.89%	(1.63)%		N/A
Portfolio turnover rate	N/A	N/A	N/A		N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.
(4) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(5) The total return does not reflect the 5.75% front end sales charge.

53

Kinetics Mutual Funds, Inc.

The Internet Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2005.
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc., free of charge, to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:        By Internet:
(800) 930-3828                                                http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

54

Institutional Class

April 29, 2005	Prospectus	www.kineticsfunds.com

The Internet Fund

The Internet Emerging Growth Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	1
THE INTERNET FUND	2
THE INTERNET EMERGING GROWTH FUND	7
THE PARADIGM FUND	12
THE MEDICAL FUND	17
THE SMALL CAP OPPORTUNITIES FUND	22
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	27
PORTFOLIO HOLDINGS INFORMATION	30
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	30
VALUATION OF FUND SHARES	31
HOW TO PURCHASE SHARES	32
HOW TO REDEEM SHARES	34
EXCHANGE PRIVILEGE	36
DISTRIBUTIONS AND TAXES	37
DISTRIBUTION OF SHARES	38
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	39
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
FINANCIAL HIGHLIGHTS	41

Kinetics Mutual Funds, Inc.

This combined Prospectus discusses the Institutional Class of five series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

The Institutional Class of the Internet Fund, Internet Emerging Growth Fund and Medical Fund are not currently being offered by the Company.
Prospectus This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser Kinetics Asset Management, Inc.

Minimum Initial Investment $1,000,000

April 29, 2005

OVERVIEW

The Internet Fund (the “Internet Fund”) seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Internet Emerging Growth Fund (the “Emerging Growth Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Internet Emerging Growth Portfolio (the “Emerging Growth Portfolio”). The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

1

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

2

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

3

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»	Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The Institutional Class of the Fund had not commenced operations as of December 31, 2004. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

4

The Internet Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q1	1999	93.07%
Worst Quarter:	Q2	2000	-33.42%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -7.28%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return before taxes	10.06%	5.69%	-12.34%	22.12%
Return after taxes on distributions	9.55%	5.50%	-12.43%	22.06%
Return after taxes on distributions and sale of Fund shares(2)	6.58%	4.77%	-10.06%	20.19%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	8.40%
NASDAQ Composite Index(4)	8.59%	3.71%	-11.77%	7.14%

(1) The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

5

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(5)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.07%
Total Annual Fund Operating Expenses	2.32%
Less Expense Waiver and/or Reimbursement(6)	0.15%
Net Annual Fund Operating Expenses(6)	2.17%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “How to Redeem Shares-Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(6) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.15% of average daily net assets until at least May 1, 2006.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$220	$679	$1,164	$2,503

6

THE INTERNET EMERGING GROWTH FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Emerging Growth Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the Investment Adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Such companies’ core business may not be primarily Internet-related. The Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»	Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»	Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

7

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»	Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Emerging Growth Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

8

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio’s and therefore, the Emerging Growth Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»	Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

»	Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio’s shares and therefore, the Emerging Growth Fund’s, shares more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Emerging Growth Fund

The Institutional Class of the Fund had not commenced operations as of December 31, 2004. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Emerging Growth Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund’s performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Emerging Growth Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund’s No Load Class or the Emerging Growth Portfolio will perform in the future.

9

The Internet Emerging Growth Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	16.93%
Worst Quarter:	Q4	2000	-38.09%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -3.78%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Internet Emerging Growth Fund (WWWEX) No Load
Return before taxes	7.67%	2.71%	-14.17%	-14.14%
Return after taxes on distributions	6.82%	2.32%	-14.36%	-14.36%
Return after taxes on distributions and sale of Fund shares(2)	5.03%	2.10%	-11.49%	-11.49%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	-2.30%
NASDAQ Composite Index (4)	8.59%	3.71%	-11.77%	-11.77%

(1) The Emerging Growth Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Emerging Growth Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

10

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(5)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	2.15%
Total Annual Fund Operating Expenses	3.40%
Less Expense Waiver and/or Reimbursement(6)	0.15%
Net Annual Fund Operating Expenses(6)	3.25%

(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “How to Redeem Shares-Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Emerging Growth Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(6) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.15% of average daily net assets until at least May 1, 2006.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$328	$ 1,001	$1,698	$3,549

11

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

12

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Paradigm Portfolio engages in a temporary, defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»	Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»	Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

13

»	Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»	Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The Institutional Class of the Fund had not commenced operations as of December 31, 2004. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Paradigm Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s No Load Class or the Paradigm Portfolio will perform in the future.

14

The Paradigm Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	20.63%
Worst Quarter:	Q2	2000	-12.55%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was 1.31%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return before taxes	20.84%	19.45%	12.58%	12.56%
Return after taxes on distributions	20.12%	19.16%	12.42%	12.42%
Return after taxes on distributions and sale of Fund shares(2)	13.92%	16.82%	10.96%	10.96%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	-2.30%
NASDAQ Composite Index (4)	8.59%	3.71%	-11.77%	-11.77%
(1) The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

15

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(5)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.80%
Total Annual Fund Operating Expenses	2.05%
Less Expense Waiver and/or Reimbursement(6)	0.15%
Net Annual Fund Operating Expenses(6)	1.90%

(1) This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “How to Redeem Shares-Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(6) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.15% of average daily net assets at until at least May 1, 2006.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$193	$597	$1,026	$2,222

16

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»	Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

17

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The stocks selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

»	Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»	Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

18

»	Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The Institutional Class of the Fund had not commenced operations as of December 31, 2004. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

19

The Medical Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q1	2000	26.57%
Worst Quarter:	Q2	2002	-19.65%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -8.53%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	6.96%	-2.26%	4.82%	10.48%
Return after taxes on distributions	6.96%	-2.32%	4.75%	10.44%
Return after taxes on distributions and sale of Fund shares(2)	4.52%	-1.95%	4.11%	9.14%
S&P 500 Index(3)	10.88%	3.59%	-2.30%	0.43%
NASDAQ Composite Index (4)	8.59%	3.71%	-11.77%	-4.34%
(1) The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

20

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(5)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.24%
Total Annual Fund Operating Expenses	2.49%
Less Expense Waiver and/or Reimbursement(6)	0.15%
Net Annual Fund Operating Expenses(6)	2.34%

(1) This fee table and example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “How to Redeem Shares-Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(6) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.15% of average daily net assets until at least May 1, 2006.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$237	$730	$1,250	$2,676

21

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

22

»	commercial paper

»	certificates of deposit, demand and time deposits and banker’s acceptances

»	U.S. Government securities (i.e., U.S. Treasury obligations)

»	repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»	Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»	Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

23

»	Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The Institutional Class of the Fund had not commenced operations as of December 31, 2004. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Small Cap Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s No Load Class or the Small Cap Portfolio will perform in the future.

24

The Small Cap Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	Q2	2003	16.70%
Worst Quarter:	Q3	2002	-21.56%

The total return for No Load Class shares from January 1, 2005 to March 31, 2005 was -3.16%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2004
	1 Year	3 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSCOX) No Load
Return before taxes	16.40%	10.56%	15.08%
Return after taxes on distributions	15.21%	9.96%	14.71%
Return after taxes on distributions and sale of Fund shares (2)	10.68%	8.74%	13.03%
S&P 500 Index(3)	10.88%	3.59%	-2.28%
NASDAQ Composite Index (4)	8.59%	3.71%	-14.53%
(1) The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000 and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

25

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.
Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(5)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.73%
Total Annual Fund Operating Expenses	1.98%
Less Expense Waiver and/or Reimbursement(6)	0.15%
Net Annual Fund Operating Expenses(6)	1.83%

(1) This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “How to Redeem Shares-Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(6) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.15% of average daily net assets until at least May 1, 2006.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$186	$576	$990	$2,148

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Main Risks of Investing in Each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund and the Emerging Growth Fund
The value of each Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the corresponding Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer while the other half is spread out among investments of various issuers generally not exceeding with respect to any issuer 5% of a Portfolio’s total assets. As a result of their non-diversified status, a Portfolio’s shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options, futures and forward contracts. The successful use of these investment practices depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options, futures and forward contracts transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

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Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ Statement of Additional Information. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings reports on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828. In addition, the company publishes on its webpage (www.kineticsfunds.com) month-end top fifteen portfolio holdings and their percentage of the portfolio holdings no earlier than twenty business days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $730 million in assets at December 31, 2004. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2004, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Internet Emerging Growth Portfolio	0.49%
Paradigm Portfolio	0.88%
Medical Portfolio	1.11%
Small Cap Opportunities Portfolio	0.95%

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl, although each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

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The lead portfolio manager for the Internet Portfolio committee is Peter B. Doyle, Chairman of the Board and President of the Company. He has been managing the Fund since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser. Mr. Doyle co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Emerging Growth Portfolio committee is Steven Tuen, who joined the Investment Adviser in 1999. He has been managing the Portfolio since inception. Since 1996, Mr. Tuen also serves as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen.

The lead portfolio manager for the Medical Portfolio is Bruce P. Abel, who joined the Investment Adviser in 1999 and he has been managing the Portfolio since inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The co-portfolio managers of the Paradigm Portfolio committee are Murray Stahl and Peter B. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl is director of Research of the Investment Adviser and a co-founder and currently serves as Chairman of Horizon Asset Management since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial in-put on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The co-portfolio managers of the Small Cap Opportunities Portfolio committee are Peter Doyle and Murray Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Fund’s Institutional Class are sold at net asset value per share (“NAV”), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, and distribution and/or shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and in generally the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each Fund’s Classes.

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Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may signifcantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Institutional Class shares of the Funds are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees. If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order and wiring payment to the Fund’s transfer agent. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Funds toll free at 800-930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order and payment is received. The minimum initial investment is $1,000,000. The minimum subsequent investment for all types of accounts is $100,000. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until the completed Account Application is received by the Funds or their transfer agent. The Institutional Class is currently available to shareholders of the Small Cap Fund and the Paradigm Fund.

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Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100,000. You may not make your initial purchase of a Fund’s shares by telephone.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed new Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your Account Application to the transfer agent at the above address. Upon receipt of your completed Application, an account will be established for you. The account number assigned will be required as part of the instructions that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number and your name so that monies can be correctly applied. Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to: U.S. Bank, N.A.
•	ABA Number: 075000022
•	Credit: U.S. Bancorp Fund Services, LLC
•	Account: 112-952-137
•	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. When wiring funds, please notify your Fund at (800) 930-3828 prior to sending your wire to advise of your intent and provide the dollar amount of your wire. All purchase requests must include your shareholder account number.

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How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Funds’ transfer agent and for crediting your account with the proceeds.

You may redeem part or all of your Fund’s shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

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Requests for redemption in "good order" must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed,

»	indicate your account registration number, and

»	include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $10,000, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $10,000.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Board of Directors of the Company has adopted policies and procedures with respect to frequent trading of Fund shares by shareholders.

Frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Funds and their shareholders. The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

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The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, place of business, employer identification number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your Institutional Class shares in any Fund for Institutional Class shares of any other Fund offered by the Company and for shares of the Kinetics Government Money Market Fund. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

Call (800) 930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

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Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash. The Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
Each Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are generally taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

Under recent changes to the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of a Fund’s securities lending activities, portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

37

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund’s exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

On the New Account Application Form, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified taxpayer identification number. The withholding rate is 28%.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions. For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class. The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.15% of the average daily net assets attributable to the Institutional Class until at least May 1, 2006. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Funds’ Institutional Class.

38

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder service fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and each Portfolio. USBFS previously provided certain sub-administrative services to each Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

39

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the last five calendar years (or period since the Fund commenced operations). Because the Institutional Class has not yet commenced operations as of the date of the Prospectus, the financial highlights provided below are for the No Load Class of the Funds. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds’ (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal year ended December 31, 2004 was audited by Tait, Weller & Baker, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the Statement of Additional Information, both of which are available upon request. The financial information provided for periods ended prior to December 31, 2003 was audited by the Funds’ former auditors, PricewaterhouseCoopers, LLP.

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The Internet Fund

	No Load Class Year Ended December 31,
	2004	2003	2002		2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$23.31	$16.69	$21.80		$24.12	$49.73
Income from Investment Operations:
Net investment income (loss)	0.10 (3)	0.03	(0.08	)(3)	(0.17)	(0.76)
Net realized and unrealized gain (loss) on investments	2.25	6.66	(5.03)		(2.15)	(24.85)
Total gain (loss) from investment operations	2.35	6.69	(5.11)		(2.32)	(25.61)
Less Distributions:
From net investment income	(0.37)	(0.07)	—		—	—
From net realized gains	—	—	—		—	—
Total distributions	(0.37)	(0.07)	—		—	—
Net Asset Value, End of Period	$25.29	$23.31	$16.69		$21.80	$24.12
Total Return	10.06%	40.11%	(23.44)%		(9.62)%	(51.50)%
Net assets, end of period (000’s)	$201,929	$230,971	$189,618		$297,793	$432,978
Ratio of expenses to average net assets:
Before expense reimbursement	2.37%	2.39%	2.42%		2.37%	2.06%
After expense reimbursement	2.37%	2.39%	2.42%		2.37%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.44%	0.11%	(0.41)%		(0.61)%	(1.49)%
After expense reimbursement	0.44%	0.11%	(0.41)%		(0.61)%	(1.43)%
Portfolio turnover rate	N/A	N/A	N/A		N/A	21% (2)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Internet Emerging Growth Fund

	No Load Class Year Ended December 31,
	2004	2003	2002	2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$4.28	$3.24	$4.30	$3.69	$10.00
Income from Investment Operations:
Net investment income (loss)	0.08	0.04	(0.08)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.25	1.05	(0.98)	0.64	(6.28)
Total gain (loss) from investment operations	0.33	1.09	(1.06)	0.61	(6.31)
Less Distributions:
From net investment income	(0.11)	(0.05)	—	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.11)	(0.05)	—	—	—
Net Asset Value, End of Period	$4.50	$4.28	$3.24	$4.30	$3.69
Total Return	7.67%	33.56%	(24.65)%	16.53%	(63.10)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,584	$4,677	$3,338	$5,277	$4,378
Ratio of expenses to average net assets:
Before expense reimbursement	3.45%	3.64%	3.78%	4.17%	3.33%
After expense reimbursement	2.67%	2.74%	2.74%	2.74%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.08%	0.11%	(3.03)%	(2.09)%	(1.76)%
After expense reimbursement	1.84%	1.01%	(1.99)%	(0.66)%	(0.43)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	17% (2)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).

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The Paradigm Fund

	No Load Class Year Ended December 31,
	2004		2003	2002	2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$14.91		$10.12	$10.61	$10.40	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.06	)(4)	0.05	(0.14)	(0.13)	(0.00	)(2)
Net realized and unrealized gain (loss) on investments	3.17		4.79	(0.35)	0.34	0.40
Total gain (loss) from investment operations	3.11		4.84	(0.49)	0.21	0.40
Less Distributions:
From net investment income	(0.02)		(0.05)	—	—	—
From net realized gains	(0.46)		—	—	—	—
Total distributions	(0.48)		(0.05)	—	—	—
Net Asset Value, End of Period	$17.54		$14.91	$10.12	$10.61	$10.40
Total Return	20.84%		47.87%	(4.62)%	2.02%	4.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$89,313		$57,646	$5,044	$4,817	$3,803
Ratio of expenses to average net assets:
Before expense reimbursement	2.10%		2.24%	2.97%	3.47%	4.96%
After expense reimbursement	1.74%		1.74%	2.74%	2.74%	2.00%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.77)%		0.57%	(1.61)%	(1.91)%	(3.02)%
After expense reimbursement	(0.41)%		1.07%	(1.38)%	(1.18)%	(0.06)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	5%	(3)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	The amount is less than $0.005 per share.
(3)	Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).
(4)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Medical Fund

	No Load Class For the Year Ended December 31,
	2004		2003	2002	2001	2000
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$15.67		$12.72	$18.06	$20.98	$13.35
Income from Investment Operations:
Net investment loss	(0.10	)(3)	(0.25)	(0.21)	(0.25)	(0.15)
Net realized and unrealized gain (loss) on investments	1.19		3.20	(5.05)	(2.64)	7.78
Total gain (loss) from investment operations	1.09		2.95	(5.26)	(2.89)	7.63
Less Distributions:
From net investment income	—		—	—	—	—
From net realized gains	—		—	(0.08)	(0.03)	—
Total distributions	—		—	(0.08)	(0.03)	—
Net Asset Value, End of Period	$16.76		$15.67	$12.72	$18.06	$20.98
Total Return	6.96%		23.19%	(29.14)%	(13.77)%	57.15%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$19,583		$23,695	$22,604	$40,416	$63,314
Ratio of expenses to average net assets:
Before expense reimbursement	2.54%		2.52%	2.55%	2.28%	2.21%
After expense reimbursement	2.39%		2.52%	2.55%	2.28%	2.00%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.31)%		(1.55)%	(1.49)%	(1.17)%	(1.24)%
After expense reimbursement	(1.16)%		(1.55)%	(1.49)%	(1.17)%	(1.03)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	1% (2)

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Small Cap Opportunities Fund

	No Load Class For the year ended December 31,						No Load Class March 20, 2000(1) through December 31, 2000
	2004	2003	2002		2001
PER SHARE DATA(2)
Net Asset Value, Beginning of Period	$16.55	$10.04	$14.50		$11.10		$10.00
Income from Investment Operations:
Net investment income (loss)	0.22 (3)	0.25	(0.18	)(3)	(0.19	)(3)	(0.00	)(4)
Net realized and unrealized gain (loss) on investments	2.49	6.43	(4.21)		3.59		1.10
Total gain (loss) from investment operations	2.71	6.68	(4.39)		3.40		1.10
Less Distributions:
From net investment income	(0.16)	(0.17)	—		—		—
From net realized gains	(0.41)	—	(0.07)		—		—
Total distributions	(0.57)	(0.17)	(0.07)		—		—
Net Asset Value, End of Period	$18.69	$16.55	$10.04		$14.50		$11.10
Total Return	16.40%	66.51%	(30.28)%		30.63%		11.00%(7)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$35,702	$23,665	$3,313		$9,266		$517
Ratio of expenses to average net assets:
Before expense reimbursement	2.03%	2.34%	2.95%		3.73%		24.50%	(5)
After expense reimbursement	1.74%	2.34%	2.74%		2.74%		2.00%	(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.01%	2.14%	(1.59)%		(2.37)%		(22.59	)%(5)
After expense reimbursement	1.30%	2.14%	(1.38)%		(1.38)%		(0.09	)%(5)
Portfolio turnover rate	N/A	N/A	N/A		N/A		8	%(6)

(1) Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4) The amount listed is less than $0.005 per share.
(5) Annualized.
(6) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).
(7) Not Annualized.

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Kinetics Mutual Funds, Inc.

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated April 29, 2005
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc. free of charge, to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:        By Internet:
(800) 930-3828                          http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

47

No Load Class

April 29, 2005	Prospectus	www.kineticsfunds.com

The Government Money Market Fund

A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Investment Objective, Principal Investment Strategies and Principal Risks	1
Performance of the Kinetics Government Money Market Fund	2
Fees and Expenses of the Money Market Fund	3
Portfolio Holdings Information	4
Management of the Fund and the Portfolio	4
Valuation of Fund Shares	4
How to Purchase Shares	4
How to Redeem Shares	6
Exchange Privilege	8
Distributions and Taxes	9
Distribution of Shares	9
Unique Characteristics of Master/Feeder Fund Structure	10
Counsel and Independent Registered Public Accounting Firm	11
Financial Highlights	12

Kinetics Mutual Funds, Inc.

The Kinetics Government Money Market Fund (the “Fund” or the “Money Market Fund”), a series of Kinetics Mutual Funds, Inc. (the “Company”), a Maryland corporation, is a no-load, diversified investment company which, unlike many other investment companies that directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Kinetics Government Money Market Portfolio (the “Portfolio”), a series of Kinetics Portfolios Trust, a Delaware statutory trust (the “Trust”). The Portfolio is a no-load diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure”.

Who May Want To Invest

The Fund may be appropriate for people who:

▪         want to save money rather than “invest”

▪  require stability of principal

▪        prefer to receive income with relatively fewer risks

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Prospectus This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser Kinetics Asset Management, Inc.

Minimum Initial Investment $2,500

April 29, 2005

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Investment Adviser, subject to the approval of the Portfolio’s Board of Trustees, to present minimal credit risk. The Portfolio does not invest in obligations with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all obligations held by the Portfolio must be 90 days or less. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations (“U.S. Government Securities”). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds. The Fund seeks to maintain a constant $1.00 net asset value per share.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio’s investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio’s investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The Investment Adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser including, the current Investment Adviser, to manage the Fund’s assets directly.

Principal Risks of the Fund
The principal risks of investing in the Fund and, indirectly, the Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Fund, the Portfolio and your investment.

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Interest Rate Risks
The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.

Credit Risks
Changes in the credit quality rating or changes in an issuer’s financial condition can also affect the Portfolio. A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

Repurchase Agreement Risks
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the securities for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy. Under such circumstances, the Portfolio will liquidate those securities held under the repurchase agreement, which constitute collateral for the seller’s obligation to repurchase the securities. However, the Portfolios might have to go through lengthy court actions before selling the securities.

Performance of the Kinetics Government Money Market Fund

The bar chart and table shown below illustrate the variability of the Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The past performance of the Fund’s No Load class is not necessarily an indication of how the Fund’s No Load class will perform in the future.

The Kinetics Government Money Market Fund
Calendar Year Returns as of 12/31

Best Quarter	Q1	2001	1.02%
Worst Quarters	Q4	2004	0.00%

The total return for the Fund from January 1, 2005 to March 31, 2005 was 0.23%.

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Average Annual Total Returns as of 12/31/04

	1 Year	3 Years	Since Inception(1)
The Kinetics Government Money Market Fund	0.00%	0.07%	1.46%

(1) The Money Market Fund commenced operations on February 3, 2000 and converted into a feeder fund of the Portfolio on April 28, 2000. The returns shown include reinvestment of all dividends.

Please note that you may obtain the Fund’s current 7-day yield by calling 1-800-930-3828.

Fees and Expenses of the Money Market Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Money Market Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)

Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee(3)	None
Maximum Account Fee(4)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(5)	0.50%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.61%
Total Annual Fund Operating Expenses(6)	2.11%

(1) This fee table and example reflect the aggregate expenses of the Money Market Fund and the Money Market Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Money Market Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Money Market Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4) IRA accounts are assessed a $15.00 annual fee.
(5) The management fees paid by the Money Market Fund reflect the proportionate fees allocated to the Money Market Fund from the Portfolio for investment advisory services.
(6) The Investment Adviser to the Money Market Portfolio has voluntarily agreed to waive fees and reimburse expenses so that total annual fund operating expenses do not exceed a minimum of 0.98%. For the fiscal year ended December 31, 2004, as a result of these waivers and reimbursements, the Fund’s total annual fund operating expenses were 0.98%. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the Fund’s Total Annual Fund operating expenses would have been 2.11%.

Example

This Example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Money Market Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Money Market Fund would be:

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	1 Year	3 Years	5 Years	10 Years
No Load Class	$214	$661	$1,134	$2,441

Portfolio Holdings Information
A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s Statement of Additional Information. Currently, disclosure of the Portfolio’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings reports on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-930-3828.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $730 million in assets at December 31, 2004. The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio. The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 0.50% of the Portfolio’s average daily net assets. However, as a result of certain waivers for the Portfolio, all advisory fees were waived for the fiscal year ended December 31, 2004. The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

Valuation of Fund Shares

Shares of the Fund are sold at net asset value per share (“NAV”), which is determined by the Fund as of 12:00 p.m. Eastern time, each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for both types of accounts (including Coverdell Education Savings Accounts) is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear. Your order will not be accepted until the completed Account Application is received by the Fund or its transfer agent.

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Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100. You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Fund’s transfer agent has received your request.

Purchase By Mail
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to the Kinetics Government Money Market Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application is required before your wire can be accepted. You can mail or overnight deliver your Account Application to the transfer agent at the above address. Upon receipt of your completed Application, an account will be established for you. The account number assigned will be required as part of the instructions that should be given to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number and your name so that monies can be correctly applied. Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to: U.S. Bank, N.A.
•	ABA Number: 075000022
•	Credit: U.S. Bancorp Fund Services, LLC
•	Account: 112-952-137
•	Further Credit: Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

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Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p.m. Eastern time to place your order. When wiring funds, please notify your Fund at (800) 930-3828 prior to sending your wire to advise of your intent and provide the dollar amount of your wire. All purchase requests must include your shareholder account number.

Individual Retirement Accounts

You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Coverdell Educational Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

How to Redeem Shares

In General
You may redeem part or all of your Fund shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the check has cleared. This may take up to 12 days.

Redemption proceeds will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Fund’s transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Fund’s transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

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Requests for redemption in “good order” must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed,

»	indicate your account registration number, and

»	include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Fund’s transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Checkwriting
On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial checkbook will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is a member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. The minimum systematic withdrawal amount is $100.

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

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IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Frequent Purchases and Redemptions of Fund Shares
The Company’s Board of Directors has not adopted, on behalf of the Government Money Market Fund, policies and procedures with respect to frequent purchases and redemptions of Fund shares because the Fund may be appropriately used by shareholders for short-term investment or cash management purposes.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your new Account Application Form as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund’s transfer agent at 1-800-930-3828 if you need additional assistance when completing your Application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your No Load Class shares in the Money Market Fund for No Load Class shares of any other Fund offered by the Company. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

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Notwithstanding the above, Advisor Class A shares of the Company’s other Funds may exchange into and out of the No Load Class of the Money Market Fund because the Money Market Fund does not offer Advisor Class A shares. In all cases, shareholders will be required to pay a sales charge only once.

Call (800) 930-3828 to learn more about the other Funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund’s NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash. The Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. The Fund will advise each shareholder annually of the amounts of distributions from investment company taxable income and any capital gains reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The withholding rate is 28%.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591, is the distributor for the shares of the Fund. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

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Shareholder Servicing Agents
The Investment Adviser is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund. For this service, the Investment Adviser receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund’s average daily net assets.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Fund. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for the Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. USBFS acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses. However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund’s interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investment from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities or invest in another portfolio of the Trust.

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The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund.

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Financial Highlights

The financial highlights table set forth below is intended to help you understand the Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal year ended December 31, 2004, has been audited by Tait, Weller & Baker, whose report, along with the Fund’s financial statements, are included in the Fund’s annual reportand are incorporated by reference into the Statement of Additional Information, both of which are available upon request. The financial information provided for prior periods was audited by PricewaterhouseCoopers, LLP, the Fund's former auditors.

The Kinetics Government Money Market Fund

	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002		For the Year Ended December 31, 2001	February 3, 2000(1) through December 31, 2000

PER SHARE DATA(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	0.00	(5)	0.02	0.04
Net realized and unrealized gain (loss) on investments	—	—	—		—	—
Total gain from investment operations	—	—	0.00	(5)	0.02	0.04
Less Distributions:
From net investment income	—	—	(0.00	)(5)	(0.02)	(0.04)
From net realized gains	—	—	—		—	—
Total distributions	—	—	(0.00	)(5)	(0.02)	(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return	0.00%	0.00%	0.22%		2.36%	4.20	%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,166	$3,048	$128,657		$94,886	$21,532
Ratio of expenses to average net assets:
Before expense reimbursement	2.11%	1.32%	1.29%		1.35%	1.43	%(4)
After expense reimbursement	0.98%	0.94%	1.23%		1.24%	1.25	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.13)%	(0.38)%	0.13%		2.12%	4.61	%(4)
After expense reimbursement	0.00%	0.00%	0.19%		2.23%	4.79	%(4)
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A

(1)	Commencement of operations.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Not Annualized.
(4)	Annualized.
(5)	The amount listed is less than $0.005 per share.

12

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated April 29, 2005
The SAI of the Fund provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc. free of charge, to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquiries, please contact us.

By Telephone:        By Internet:
(800) 930-3828        http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetic Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

13

No Load, Institutional, and Advisor Classes

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2005

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Kinetics Government Money Market Fund

Each of the series (individually, a “Fund” and collectively, the “Funds”) of Kinetics Mutual Funds, Inc. is in a master/feeder fund structure. Each Fund is a feeder fund to a corresponding series (individually, a “Portfolio” and collectively, the “Portfolios”) of Kinetics Portfolios Trust. Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objectives by investing all of their investable assets in their corresponding Portfolios. Each Portfolio (except the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of its respective feeder Fund. The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with an investment objective and strategies identical to those of its feeder Fund.

This Statement of Additional Information (“SAI”) provides general information about each of the Funds and the Portfolios. This SAI is not a Prospectus and should be read in conjunction with the relevant Fund’s current No Load Prospectus, Institutional Class Prospectus, or Advisor Classes Prospectus, each dated April 29, 2005, as supplemented and amended from time to time, which are incorporated herein by reference. To obtain a copy of the Prospectuses, please write or call the Funds at the address or telephone number below. To obtain a copy of the Prospectus and SAI of the Portfolios dated April 29, 2005, that provide general information about the Portfolios and are incorporated herein by reference, please write or call the Portfolios at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Phone: (800) 930-3828

The most recent Annual Report to Shareholders of Kinetics Mutual Funds, Inc., and the financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.

TABLE OF CONTENTS

General Information about Kinetics Mutual Funds, Inc.	2
Description of the Funds	4
Investment Restrictions	5
Investment Policies and Associated Risks	7
Temporary Investments	13
Portfolio Turnover	14
Management of the Funds and the Portfolios	14
Control Persons and Principal Holders of Securities	20
Proxy Voting Policies	23
Investment Adviser	24
Shareholder Servicing	29
Administrative Services	30
Distributor	30
Distribution Plans	30
Custodian	32
Codes of Ethics	32
Valuation of Shares	32
Portfolio Holdings Information	35
Purchasing Shares	36
Redemption of Shares	39
Brokerage	40
Taxes	42
Performance Information	43
Independent Registered Public Accounting Firm	45
Financial Statements	45
Appendix	46

1

General Information about Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc. (the “Company”) is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. Kinetics Portfolios Trust (the “Trust”) is a Delaware statutory trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to those of the individual Funds of the Company. The Funds and Portfolios are set up in a master/feeder fund structure whereby each Fund is a “feeder” fund that invests all of its investable assets in a corresponding “master” Portfolio. The principal business office for the Company and the Trust is located at 16 New Broadway, Sleepy Hollow, New York 10591. Kinetics Asset Management, Inc. (“Kinetics” or the “Adviser”) is a New York corporation that serves as the investment adviser to the Portfolios.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interests with no par value. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable. Each holder of shares of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust each currently consist of six series. Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (“1940 Act”), each Fund is permitted to offer several classes of shares as follows: No Load, Institutional, Advisor A, Advisor B and Advisor C Classes. Advisor  Class A shares are subject to a front-end sales load as described in the Prospectus and a Rule 12b-1 fee. Advisor Class B shares are subject to a contingent deferred sales load as described in the Prospectus and a Rule 12b-1 fee. Advisor  Class C shares are subject to a Rule 12b-1 fee. The table below lists the Funds together with their share Classes and corresponding Portfolios. The Kinetics Government Money Market Fund is the only Fund that does not have the ability to offer shares of the Advisor Classes or the Institutional Class.

Feeder Funds with No Load, Institutional and Advisor Classes	Master Portfolios
The Internet Fund - No Load, Institutional, A, B, C	The Internet Portfolio
The Internet Emerging Growth Fund - No Load, Institutional, A, B, C	The Internet Emerging Growth Portfolio
The Paradigm Fund - No Load, Institutional, A, B, C	The Paradigm Portfolio
The Medical Fund - No Load, Institutional, A, B, C	The Medical Portfolio
The Small Cap Opportunities Fund - No Load, Institutional, A, B, C	The Small Cap Opportunities Portfolio
The Kinetics Government Money Market Fund - No Load	The Kinetics Government Money Market Portfolio

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Classes A, B and C shares of the applicable Funds and constitute the only expenses allocated on a Class by Class basis.

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Please note that the only Advisor Classes of the Funds currently available to shareholders are as follows:

Fund Name	Class
The Internet Fund	Advisor Class A shares
The Medical Fund	Advisor Class A shares
The Paradigm Fund	Advisor Classes A and C shares
The Small Cap Opportunities Fund	Advisor Class A shares

The Institutional Class is currently available only to the Small Cap Fund and the Paradigm Fund.

Rights of Each Share Class

Each share of common stock of a Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all Classes of each Fund in the Company have equal voting rights. However, matters affecting only one particular Fund or Class, can be voted on only by shareholders in that Fund or Class. Only shareholders of Advisor Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class. All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios. Accordingly, a shareholder’s interest in a Portfolio’s underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio’s expenses. However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds maybe managed as part of a larger pool of assets. Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers.

Certain changes in a Portfolio’s objective, policies and/or restrictions may require the Company to withdraw a Fund’s interest in the corresponding Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. The Company’s Board of Directors retains the right to withdraw the investments of any Fund from the corresponding Portfolio at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors.

3

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders. Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Funds

The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

The Internet Fund

The Internet Fund and the Internet Emerging Growth Fund are non-diversified funds with the same primary investment objective of long-term growth of capital. The Funds are designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Funds seek to achieve their investment objectives by investing all of their investable assets in their corresponding Portfolios. Except during temporary defensive periods, each Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies engaged in the Internet and Internet-related activities. The Funds should not be used as a trading vehicle.

The Paradigm Fund

The Paradigm Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Fund should not be used as a trading vehicle.

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary, defensive periods, at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. The Fund should not be used as a trading vehicle.

4

The Kinetics Government Money Market Fund

The Kinetics Government Money Market Fund is a diversified fund with a primary investment objective of providing current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio seeks to achieve its investment objective in compliance with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Portfolio will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (“NRSRO”) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

Investment Restrictions

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds’ outstanding voting securities. The investment restrictions of the Portfolios may be changed only with the approval of the holders of a majority of the Portfolios’ outstanding voting securities. As used in this SAI, “a majority of a Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.

1.	Each Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	Each Fund/Portfolio will not make loans except as permitted under the securities lending restrictions as stated in the Prospectus.

3.	With respect to 50% of its total assets, each Fund/Portfolio (other than the Kinetics Government Money Market Fund) will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Funds. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios. With respect to 75% of the Kinetics Government Money Market Fund’s/Portfolio’s total assets, the Kinetics Government Money Market Fund/Portfolio will not invest more than 5% of its total assets in securities of any one issuer other than U.S. Government Securities.

4.	Each Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5

5.	Each Fund/Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6.	The Internet Fund/Portfolio and the Internet Emerging Growth Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

7.	The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s/Portfolio’s total net assets would be in the securities of such industries.

8.	The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

9.	The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10.	The Kinetics Government Money Market Fund/Portfolio will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 25% of the Portfolio’s total net assets would be invested in the securities of such industry.

11.	The Funds/Portfolios will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

12.	The Funds/Portfolios will not issue senior securities.

With respect to Investment Limitations No. 7 and No. 9 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation.

6

Adherence by the Kinetics Government Money Market Fund/Portfolio to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 3 above.

Non-Fundamental Investment Limitations

The following are the Funds’ and Portfolios’ non-fundamental operating policies that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

The Internet Fund/Portfolio, Internet Emerging Growth Fund/Portfolio, Medical Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of net assets in the investments suggested by a Fund’s/Portfolio’s name without first providing the Fund’s/Portfolio’s shareholders with at least 60 days’ prior notice.

Investment Policies and Associated Risks

The Funds’ and the corresponding Portfolios’ investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Funds’ and Portfolios’ investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios, other than the Government Money Market Fund. Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Portfolios (other than the Kinetics Government Money Market Portfolio) may invest in convertible and non-convertible debt obligations without regarding to rating, and as a result, the Portfolios may purchase or hold securities in the lowest rating categories. Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments. As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. At no time will the Portfolios have more than 20% of their respective total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by a Portfolio’s Adviser, either at the time of purchase or as a result of a reduction in rating after purchase. Please see the “Appendix” to this Statement of Additional Information for a description of debt security ratings.

When-Issued and Delayed Delivery Transactions

The Portfolios (including the Kinetics Government Money Market Portfolio) may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolios purchase securities with payment and delivery scheduled for a future time. The seller’s failure to complete these transactions may cause the Portfolios to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

7

The Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, each Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements - The Kinetics Government Money Market Portfolio

The Kinetics Government Money Market Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio’s assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio’s Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Other Money Market Funds - The Kinetics Government Money Market Portfolio

As an efficient means of carrying out its investment policies, the Kinetics Government Money Market Portfolio may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

Restricted and Illiquid Securities

Each Portfolio may invest in a limited amount of restricted securities. Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

Fixed-Income Securities

The fixed-income securities in which the Portfolios may invest are generally subject to two kinds of risk: credit risk and market risk.

8

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they become due. The ratings given a security by Moody’s and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk. All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Depositary Receipts. The Portfolios may invest in American Depositary Receipts (“ADRs”) or other forms of depositary receipts, such as International Depositary Receipts (“IDRs”). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios’ and Funds’ shareholders.

Derivatives

Buying Call and Put Options. The Portfolios, except the Kinetics Government Money Market Portfolio, may purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options. By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

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Writing (Selling) Call and Put Options. Each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price. A call option written by a Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. A Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered in to a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a Portfolio to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Portfolio’s ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, each Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

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During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit a Portfolio to use cash or proceeds from the investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, a Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter (“OTC”) Options. Each Portfolio, except the Kinetics Government Money Market Portfolio, may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

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The staff of the Securities and Exchange Commission (“SEC”) has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities. The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

Futures Contracts. Each Portfolio, except the Kinetics Government Money Market Portfolio, may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”. Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index. Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Portfolio’s net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Portfolio’s investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Portfolio’s investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Portfolio’s initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the Adviser’s judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

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Distressed Investments

Each Portfolio, other than the Kinetics Government Money Market Portfolio, may invest up to 5% of its assets in securities of companies that are in financial distress (i.e. involved in bankruptcy or reorganization proceedings). These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness. There can be no assurance that the Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities. Financially distressed securities involve considerable risk that can result in substantial or even total loss on a Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser. To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Temporary Investments

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund and the Internet Emerging Growth Fund or the corresponding Portfolios may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, each Portfolio, except the Kinetics Government Money Market Portfolio, may also hold a portion of their assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. Each Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

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Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held. Portfolio turnover rates may vary depending on the volume of buying and selling activities. Rates over 100% are considered high. The Small Cap Opportunities Fund expects to have a portfolio turnover rate greater than 100%. The table below shows the portfolio turnover rates for the past two fiscal years. Portfolio turnover is reported at the Portfolio level.

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2004	Fiscal Year Ended December 31, 2003
The Internet Portfolio	42%	69%
The Internet Emerging Growth Portfolio	18%	20%
The Paradigm Portfolio	52%	20%
The Medical Portfolio	13%	16%
The Small Cap Opportunities Portfolio	96%	180%
The Kinetics Government Money Market Portfolio	N/A	N/A

Management of the Funds and the Portfolios

Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act, as amended. The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years. Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 16 New Broadway, Sleepy Hollow, New York, 10591.

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Independent Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Steven T. Russell (41) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 4 years	Attorney and Counselor at Law, Partner Law firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	12	N/A
Douglas Cohen C.P.A. (43) Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 4 years	Wagner & Zwerman, LLP Certified Public Accountant (1997 to present); Leon D. Alpern & Co. (1985 to 1997).	12	Director, The Kinetics Fund (2003 to Present); Director Kinetics Health Fund (2004 to present)
William J. Graham (42) Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 4 years	Attorney, William J. Graham, PC (2001 to present); Braken & Margolin, LLP (1997 to 2001); Gabor & Gabor (1995 to 1997).	12	N/A

15

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Joseph E. Breslin (51) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 4 years	Chief Compliance Officer, Aladdin Capital Management; Independent Consultant, Whitehall Asset Management (May 2003 to 2004); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003); President, J.E. Breslin & Co., an investment management consulting firm (1994 to 1999).	12	Director of Andrx Corporation; Director, AIP Alternative Strategies Fund
John J. Sullivan (73) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 4 years	Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, LTCB Trust Company (1987-1999).	12	Director of Board of Governors for The Sky Club; Director, The Kinetics Fund (2003 to Present); Director, Kinetics Health Fund (2004 to Present)

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Interested Trustees & Officers

Name, Address and Age	Position(s) Held with the Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee
Murray Stahl* (51) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, Secretary	Indefinite/ 4 years	Chairman, FRMO Corp., (2001 to present) and Horizon Asset Management, Inc. (investment adviser) (1994 to Present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc.	12	Chairman of Horizon Asset Management; Chairman FRMO Corporation
Peter B. Doyle* (42) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, President & Chairman of the Board	Indefinite/ 2 years	President, Kinetics Asset Management and Kinetics Fund Distributors, Inc. (2002 to present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management and Kinetics Mutual Funds, Inc. (1998 to Present).	12	Director, The Kinetics Fund (2001 to present); Director Kinetics Health Fund (2004 to present)
Leonid Polyakov* (45) 16 New Broadway Sleepy Hollow, NY 10591	Director/Trustee & Treasurer	Indefinite term/ 2 years	CFO, Kinetics Asset Management, Inc. (2000 to Present); Vice President, JP Morgan (1997 to 2000).	12	Director, The Kinetics Fund (2001 to present); Director Kinetics Health Fund (2004 to present

*Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Advisor.
**The term “fund complex” refers to the Funds and the Portfolios.

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Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met twice during the year ended December 31, 2004.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan

Responsible for (1) monitoring the valuation of the Portfolios’ securities and other investments; and (2) as required by the Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Committee did not meet during the year ended December 31, 2004.

Board Interest in the Fund

As of December 31, 2004, the Directors/Trustees owned the following amounts in the Funds:
Name of Director/Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	None	None
Douglas Cohen, C.P.A.	Paradigm Fund $10,001-$50,000 Medical Fund $1,000-$10,000	$10,001-$50,000
William J. Graham	None	None
Joseph E. Breslin	Paradigm Fund $10,001-$50,000	$10,001-$50,000
John J. Sullivan	None	None

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INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	Paradigm Fund $10,001-$50,000 Small Cap Opportunities Fund $10,001-$50,000	$10,001-$50,000
Leonid Polyakov	Internet Fund $1-$10,000 Internet Emerging Fund $10,001-$50,000 Paradigm Fund $50,001-$100,000 Medical Fund $10,001-$50,000 Small Cap Opportunities Fund $10,001-$50,000	Over $100,000
Peter B. Doyle	Internet Fund $10,001-$50,000 Paradigm Fund Over $100,000 Small Cap Opportunities Fund $50,001-$100,000	Over $100,000

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended (including Pricing or Audit Committee Meetings), as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Funds or the Portfolios except the Trust’s Chief Compliance Officer. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 2004.

Compensation Table

Name and Position	Aggregate Compensation From Funds/Portfolio	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Murray Stahl* Director	None	None	None	None
Peter B. Doyle* Director/Trustee	None	None	None	None
Leonid Polyakov* Director/Trustee	None	None	None	None
Steven T. Russell Independent Director	$20,000	None	None	$20,000
Douglas Cohen, CPA Independent Director	$25,000	None	None	$25,000
William J. Graham Independent Director	$20,000	None	None	$20,000
Joseph E. Breslin Independent Director	$25,000	None	None	$25,000
John J. Sullivan Independent Director	$20,000	None	None	$20,000
* “Interested person” as defined under the 1940 Act.
** Includes compensation paid by Kinetics Portfolios Trust.

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Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of a Fund as of March 31, 2005 (a “principal shareholder”). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Please note that since the Institutional Class had not commenced operations until the date of this SAI, no information is available.

Control Persons of The Internet Fund

(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	2,236,207.644	30.52%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	1,053,206.540	14.19%	Record

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(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
First Clearing LLC. Dr. Steven Rosenberg & Mr. Robin Rosenberg 30 E. 60th Street New York, NY 10022-1008	3,185.883	22.79%	Beneficial
Fiserv Securities, Inc. Attn. Mutual Funds One Commerce Square 2005 Market Street, Suite 1200 Philadelphia, PA 19103-7084	1,790.028	12.80%	Record
Adrien Laugier-Werth 26 Rue Vasco De Gama Paris, France 75015	1,038.198	7.43%	Beneficial
National Financial Services Corp. Paul E. Haight 152 Gray Rd. Altamont, NY 12009-5814	803.766	5.75%	Beneficial

Control Persons of The Internet Emerging Growth Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104	161,356.025	16.70%	Record
National Financial Services Corp. 200 Liberty Street New York, NY 10281	106,629.129	11.03%	Record
Ameritrade P.O. Box 2226 Omaha, NE 68103-2226	58,532.403	6.06%	Record

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Control Persons of The Paradigm Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104	2,790,475.864	44.32%	Record
National Financial Services Corp. 200 Liberty Street New York, NY 10281	1,613,430.249	25.63%	Record

Control Persons of The Medical Fund

(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	207,994.675	19.32%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	192,204.379	17.85%	Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
First Clearing Corporation Samuel W. Pure 23 Bretton Ridge Road Mount Kisco, NY 10549-4701	2,532.863	6.70%	Beneficial
First Clearing Corporation Lawrence Karlin (IRA) 49 Dayton Avenue Somerset, NJ 08873-2004	2,163.607	5.72%	Record

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Control Persons of The Small Cap Opportunities Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Prudential Investment Management Attn: Pruchoice Unit 194 Wood Ave S. Iselin, NJ 08830-2710	1,899,677.671	71.38%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	474,365.522	17.82%	Record

Control Persons of The Kinetics Government Money Market Fund

(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway, Sleepy Hollow, NY 10591	361,670.96	31.40%	Record

Management Ownership

As of March 31, 2005, the officers and/or Directors of the Funds as a group owned less than 1% of the outstanding shares of the Funds.

Proxy Voting Policies

The Portfolios have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Portfolios believe that the Adviser is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. The Adviser’s proxy voting policies are summarized below.

Policies of the Adviser

It is the Adviser’s policy to vote all proxies received by the Portfolios in a timely manner. Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. One of the key factors the Adviser considers when determining the desirability of investing in a particular company is the quality and depth of its management. Therefore, the Adviser follows the recommendations of management and generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

The Adviser has designated a Proxy Administrator who will be responsible for ensuring that all proxy matters are communicated to the portfolio managers and Chief Investment Strategist for consideration. The Proxy Administrator will then vote the proxies consistent with the instructions by a portfolio manager or Chief Investment Strategist, and the guidelines adopted by the Adviser. In addition, the Proxy Administrator shall be responsible for establishing positions with respect to corporate governance and other proxy issues. The Proxy Administrator also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues and corporate responsibility.

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Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Portfolios’ shareholders. In situations where the Adviser perceives a material conflict of interest, the Adviser may disclose the conflict to the relevant clients; defer to the voting recommendation of the clients or of an independent third party provider of proxy services; send the proxy directly to the clients for a voting decision; or take such other action in good faith, in consultation with counsel, to determine the appropriate method to resolve the conflict in the interest of clients, based upon the particular facts and circumstances. With respect to investment company clients, conflicts may arise as to votes involving the investment adviser, the underwriter, their affiliates or affiliates of the investment company. In such cases, the Adviser will follow the voting guidelines described herein, including the process for handling conflicts. Under normal circumstances, if a conflict is determined not to be material, the Adviser will vote the proxy in accordance with this policy. The method selected by the Adviser to vote proxies in the presence of a conflict may vary depending upon the facts and circumstances of each situation and the requirement of applicable law. In all such cases, the Adviser will take steps designed to ensure that the decision to vote the proxies was based on the client’s best interest and was not a product of the conflict.

More Information

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, (800) 930-3828 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Portfolios’ proxy voting policies and procedures are also available by calling toll-free at (800) 930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser

Kinetics Asset Management, Inc. (“Kinetics” or the “Adviser”) is a New York corporation that serves as the investment adviser to the Portfolios.

The Board of the Trustees of the Trust, on behalf of the Portfolios, approved management and advisory contracts (the “Agreements”) with Kinetics. These Agreements continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios. In either event, it must also be approved by a majority of the Trustees of the Portfolios who are neither parties to the Agreement nor “interested persons” as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreements may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios. Ultimate decisions as to a Portfolio’s investment policies are made by the Portfolio’s officer and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the securities portfolios and recommending to the Portfolios to what extent securities should be purchased or sold. Pursuant to the Agreement, the Adviser:

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(1)	renders research, statistical and advisory services to the Portfolios;
(2)	makes specific recommendations based on the Portfolios’ investment requirements;
(3)	pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

At a meeting of the Board of Trustees held on March 7, 2005, the Board, including all of the Independent Trustees, approved the Agreements with respect to the Portfolios. In reaching a decision to renew the Agreements, the Board, including all of the Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Trustees”), considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Portfolios over 6 and 9 months and three and five year periods ended December 31, 2004 compared to the median of its relevant Lipper, Inc. (“Lipper”) peer group, additional peer group information for the Medical Portfolio provided by the Advisor for the period from September 30, 1999 to December 31, 2004, and the methodology used to arrive at the Portfolios included in the peer groups; (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the qualifications of the Adviser’s personnel, portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Portfolio for the years ended December 31, 2004; (9) “fall-out” benefits to the Adviser and its affiliates from the relationship with the Portfolios; (10) the extent to which economies of scale are relevant given the Portfolios’ current asset size and current asset growth potential; and (11) that each Portfolio other than the Government Money Market Portfolio is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator

Based on the factors considered, the disinterested Trustees concluded that it was appropriate to renew the Agreements.

Advisory Fees

For the above services, the Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of each Portfolio’s average daily net assets. All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolios and are payable monthly. Fund advisory fees reflect Portfolio level expenses allocated to the Funds. During the fiscal years ended December 31, 2004, 2003 and 2002, the Adviser was paid the following amounts after waivers and reimbursements:

Advisory Fees[1]	2004	2003	2002
The Internet Fund	$2,583,594	$3,143,264	$3,576,695
The Internet Emerging Growth Fund	$54,196	$50,010	$50,351
The Paradigm Fund	$995,982	$353,672	$128,088
The Medical Fund	$282,481	$324,205	$371,870
The Small Cap Opportunities Fund	$287,854	$222,828	$93,295
The Kinetics Government Money Market Fund	$10,117	$246,264	$469,262
1Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.

Of the advisory fees, the following fees were waived and expenses reimbursed:

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Waiver and Reimbursement	2004	2003	2002
The Internet Fund	N/A	N/A	N/A
The Internet Emerging Growth Fund	$32,794	$36,201	$42,179
The Paradigm Fund	$290,017	$143,087	$23,983
The Medical Fund	$33,541	N/A	N/A
The Small Cap Opportunities Fund	$67,248	N/A	$15,857
The Kinetics Government Money Market Fund	$22,973	$188,162	$53,036

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. (“Horizon”) and is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below. The Funds and/or Portfolios pay all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser;
•	legal and accounting fees;
•	interest, taxes, and brokerage commissions; and
•	record keeping and the expense of operating its offices.

Portfolio Managers

Mr. Peter Doyle
Mr. Peter Doyle serves as the primary Portfolio Manager of the Internet Fund, the Co-Portfolio Manager of the Paradigm Portfolio and the Small Cap Opportunities Portfolio. The following provides information regarding other accounts managed by Mr. Doyle as of December 31, 2004:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$190 Million	0	$0
Other Pooled Investment Vehicles	2	$1.3 Million	2	$0
Other Accounts	64 at Kinetics; 40 at Horizon	$18 Million; $35 Million	0	$0

Mr. Doyle’s compensation in his various Portfolio Manager positions with the Portfolios is a fixed salary that is set by industry standards. Mr. Doyle’s salary is not based on Portfolio performance, but he does receive a bonus as part of his compensation. Bonuses are calculated based on the employee’s general contribution to the Adviser’s business.

Mr. Steven Tuen
Mr. Steven Tuen is the lead Portfolio Manager for the Emerging Growth Portfolio, and a member of the investment team for the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Internet Portfolio. The following provides information regarding other accounts managed by Mr. Tuen as of December 31, 2004:

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$168 Million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Tuen’s compensation in his various Portfolio Manager positions with the Portfolios is a fixed salary that is set by industry standards. Mr. Tuen’s salary is not based on Portfolio performance, but he does receive a bonus as part of his compensation. Bonuses are calculated based on the employee’s general contribution to the Adviser’s business.

Mr. Murray Stahl
Mr. Murray Stahl serves as the Co-Portfolio Manager for the Paradigm Portfolio and the Small Cap Opportunities Portfolio.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	95 Million	0	$0
Other Pooled Investment Vehicles	4	$149 Million	4	$0
Other Accounts	2, 291 - Chief Investment Officer for Horizon	$2.08 billion - all of Horizon	0	$0

Mr. Stahl’s compensation in his various Portfolio Manager positions with the Portfolios is a fixed salary that is set by industry standards. Mr. Stahl’s salary is not based on Portfolio performance, but he does receive a bonus as part of his compensation. Bonuses are calculated based on the employee’s general contribution to the Adviser’s business.

Ms. Tina Larsson
Ms. Tina Larsson is a member of the investment team for the Paradigm Portfolio and the Small Cap Opportunities Portfolio. In addition, Ms. Larsson has acted as an analyst and portfolio manager for Horizon Asset Management, Inc. since 1996.

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	72	$13 Million	0	$0

Ms. Larsson’s compensation as a member of the investment team with the Portfolios is a fixed salary that is set by industry standards. Ms. Larsson’s salary is not based on Portfolio performance, but she does receive a bonus as part of her compensation. Bonuses are calculated based on the employee’s general contribution to the Adviser’s business.

Mr. B. Paul Abel
Mr. B. Paul Abel is the lead Portfolio Manager for the Medical Portfolio. He has been a Portfolio Manager with the Adviser since 1998.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$18.6 Million	0	$0
Other Pooled Investment Vehicles	1	$239,000	1	$0
Other Accounts	0	$0	0	$0

Mr. Abel’s compensation as a Portfolio Manager with the Medical Portfolio is a fixed salary that is set by industry standards. Mr. Abel’s salary is not based on Portfolio performance, but she does receive a bonus as part of her compensation. Bonuses are calculated based on the employee’s general contribution to the Adviser’s business.

As of the date of this SAI, the Portfolio Managers beneficially owned shares of the Funds as follows:

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Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
	Internet Fund	Internet Emerging Fund	Paradigm Fund	Medical Fund	Small Cap Opportunities Fund
Peter Doyle	$10,001-$50,000	N/A	Over $100,000	N/A	$50,001-$100,000
Steven Tuen,	$1-$10,000	$1-$10,000	$1-$10,000	N/A	None
Murray Stahl	N/A	N/A	$10,001-$50,000	N/A	$10,001-$50,000
B. Paul Abel	N/A	N/A	N/A	None	N/A
Tima Larsson	N/A	N/A	$10,001-$50,000	N/A	$1-$10,000

Material Conflicts of Interest.

The Advisers’ portfolio managers are often responsible for managing one or more of the Portfolios, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with an affiliate of the Adviser than a Portfolio. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts and for other reasons. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Funds’ under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions. The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Funds. For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Classes of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund. The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.15% of the average daily net assets of the Institutional Class until at least May 1, 2006. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds. During the fiscal year ended December 31, 2004, 2003 and 2002, the Funds paid shareholder servicing fees as follows:

Shareholder Servicing Fees	2004	2003	2002
The Internet Fund	$515,598	$629,244	$714,738
The Internet Emerging Growth Fund	$10,872	$10,076	$10,117
The Paradigm Fund	$200,006	$71,430	$25,766
The Medical Fund	$56,339	$64,830	$74,325
The Small Cap Opportunities Fund	$57,918	$45,329	$18,838
The Kinetics Government Money Market Fund	$5,110	$123,244	$234,584

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Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) currently serves as Administrator of the Funds and the Portfolios. U.S. Bancorp previously provided certain sub-administrative services to the Portfolios. U.S. Bancorp replaced Kinetics as Administrator in August 2002. The Administrator is entitled to receive annual fees, which are payable monthly, based on each Fund’s and each Portfolio’s average net assets. During the fiscal years ended December 31, 2004, 2003, and 2002 the Funds and the Portfolios paid the Adviser and/or U.S. Bancorp the following aggregate amounts for administrative services:

Administrative Services Fees[1]	2004	2003	2002
The Internet Fund/Portfolio	$403,583	$457,333	$564,047
The Internet Emerging Growth Fund/Portfolio	$8,429	$7,733	$7,783
The Paradigm Fund/Portfolio	$139,387	$61,757	$20,446
The Medical Fund/Portfolio	$45,175	$48,145	$57,824
The Small Cap Opportunities Fund/Portfolio	$40,845	$34,593	$14,011
The Kinetics Government Money Market Fund/Portfolio	$1,377	$90,505	$182,102
1Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.

U.S. Bancorp, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Funds’ accountant and transfer agent. As such, U.S. Bancorp provides certain shareholder services and record management services as well as acting as the Portfolios’ dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,
•	process purchase and redemption transactions,
•	process automatic investments of client account cash balances,
•	answer routine client inquiries regarding the Portfolios,
•	assist clients in changing dividend options,
•	account designations, and addresses, and
•	providing such other services as the Portfolios may reasonably request.

Distributor

Kinetics Funds Distributor, Inc. (“KFDI”), 16 New Broadway, Sleepy Hollow, New York 10597 is the distributor of the Funds’ shares. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc., and an affiliate of the Adviser.

Distribution Plans

The Company, on behalf of the Funds, has adopted three Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A, Advisor Class B, and Advisor C shares. Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily net asset value of such shares to the Distributor or other qualified recipient under the Plan. Under the Advisor Class B and Advisor Class C Plans, Advisor Class B shares and Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of Advisor Class B shares and Advisor Class C shares, respectfully, to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

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The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Funds to reimburse KFDI and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan up to 0.50% of average daily net assets.

The Plans for Advisor Class B and Advisor Class C shares is a “compensation” type Plan that provides the Company with the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Funds covered by the Plans;
•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (“Independent Directors”), cast in person at a meeting called for that purpose. As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares covered by the Plans. All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans. KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plans, during the fiscal year ending December 31, 2004, the Advisor Class A and Advisor Class C shares accrued the following fees payable to the Distributor ( Advisor Class B shares had not commenced operations as of the date of this SAI):

Advisor Class A shares

12b-1 Fees paid to Distributor	2004
The Internet Fund[1]	$1,991
The Internet Emerging Growth Fund[2]	N/A
The Paradigm Fund[3]	$46,600
The Medical Fund[4]	$1,751
The Small Cap Opportunities Fund[5]	$5,473

1The Advisor Class A shares of the Fund commenced operations on April 26, 2001.
2The Advisor Classes of shares of the Fund have not yet commenced operations.
3The Advisor Class A shares of the Fund commenced operations on April 26, 2001
4The Advisor Class A shares of the Fund commenced operations on April 26, 2001.
5The Advisor Class A shares of the Fund commenced operations on December 31, 2001.

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Class C

12b-1 Fees paid to Distributor	2004
The Paradigm Fund[1]	$36,825
1The Advisor Class C shares of the Fund commenced operations on June 28, 2002.

These amounts were accrued as compensation for distribution services. No payments pursuant to the Plans were made by the Funds for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

Custodian

U.S. Bank, N.A. (“U.S. Bank”) is custodian for the securities and cash of the Portfolios. Under a Custody Agreement, U.S. Bank holds the Portfolios’ assets in safekeeping and keeps all necessary records and documents relating to its duties. U.S. Bank receives an annual fee equal to 0.010% of the Portfolios’ average daily net assets with a minimum annual fee of $3,000.

U.S. Bank has also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping of the Funds’ shares of beneficial interest and all necessary records and documents relating to such shares.

Codes of Ethics

The Company, Kinetics and KFDI have adopted Codes of Ethics pursuant Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.

Valuation of Shares

Shares of the Funds are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Funds. The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the Kinetics Government Money Market Fund) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all Portfolios except the Kinetics Government Money Market Portfolio, the Portfolios’ investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

The Portfolios’ investment securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

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Trading in foreign securities may be completed at times when the NYSE is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

The net asset value per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	Net Asset Value per share
Shares Outstanding of the Class

An example of how the Funds calculated the net asset value per share as of December 31, 2004 is as follows:

The Internet Fund (No Load Class)

$201,928,687	=	$25.29
7,986,054

The Internet Fund (Advisor Class A)

$353,705	=	$24.93
14,190

The Internet Emerging Growth Fund (No Load Class)

$4,584,350	=	$4.50
1,018,413

The Paradigm Fund (No Load Class)

$89,313,244	=	$17.54
5,091,210

The Paradigm Fund (Advisor Class A)

$26,524,530	=	$17.40
1,524,537

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The Paradigm Fund (Advisor Class C)

$9,426,440	=	$17.21
547,764

The Medical Fund (No Load Class)

$19,582,854	=	$16.76
1,168,760

The Medical Fund (Advisor Class A)

$696,326	=	$16.49
42,226

The Small Cap Opportunities Fund (No Load Class)

$35,702,410	=	$18.69
1,910,392

The Small Cap Opportunities Fund (Advisor Class A)

$2,929,226	=	$18.63
157,253

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

The Kinetics Government Money Market Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

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Portfolio Holdings Information

The Trust, on behalf of the Funds, maintains policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds and the Portfolios. These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Funds. Disclosure of the Portfolios’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web-site at www.sec.gov. Under the Portfolio Holdings Policies, neither the Companies nor any representative of the Companies may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Funds and the Portfolios under the following circumstances:

•	twenty business days after the end of each calendar month, the Adviser posts the top fifteen (15) securities held by each Fund on the Company’s website; and
•	as required by the federal securities laws, the Funds will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Company’s or Adviser’s President. The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Funds,) only upon approval by the Company’s or Adviser’s President, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Company’s Adviser, the Company’s transfer agent and Administrator - U.S. Bancorp Fund Services, LLC, the Company’s independent registered public accounting firm, the Company’s custodian, the Company’s legal counsel and the Company’s proxy voting service. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio.  Third party providers of custodial or accounting services to the funds may release non-public portfolio holdings information of the Funds only with the permission of the Administrator. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s Portfolio Holdings Policy sets forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements. Furthermore, the Policy can only be revised by Board approval. The Board will be notified by Kinetics and the Administrator if disclosures are made concerning the Company’s portfolio holdings in contravention of the Company’s Portfolio Holdings Policy.

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In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s portfolio holdings is in the best interests of the Company’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company or its service providers when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s shareholders and the service providers.

Purchasing Shares

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds. Shares of the Funds are sold at their net asset value plus any applicable sales charge. Except for the Funds themselves (through KFDI), only investment dealers that have an effective selling agreement with the Funds are authorized to sell shares of the Funds.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all New Account Application Forms. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Advisor Class A Shares - Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;
•	You are a client of a broker-dealer or agent that has special arrangements with the distributor through its selling agreement; or
•	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of Kinetics Asset Management, Inc., Kinetics Funds Distributor, Inc., Kinetics Mutual Funds, Inc., Kinetics Portfolios Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities, employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares - Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their net asset value plus a sales charge as described in the Prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

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•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•	signing a 13-month letter of intent
•	using the reinvestment privilege
•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances. Consult your broker-dealer.

Large Purchases and Quantity Discounts As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the Internet Fund with a value at the current net asset value (“NAV”) of $40,000 and subsequently purchases $10,000 more at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus. At the time of purchasing additional purchases, shareholders should inform the Funds in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (LOI) to reduce the sales charge. A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor’s account will be released when the 13-month period is over. If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect. Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased. Any shares (except money market shares) purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date. The investor’s prior trade prices will not be adjusted, however.

Reinvestment Privilege If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases Another way to reduce the sales charge is to combine purchases made at the same time in two or more of the Funds that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower. Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

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Advisor Class B Shares - Eliminating the Contingent Deferred Sales Charge

Advisor Class B shares of the Funds are sold at their net asset value but are subject to a contingent deferred sales charge if such shares are sold within six years of purchase as described in the applicable Prospectus. No CDSC will be charged for redemptions made under the following circumstances:

•	redemptions made following death or disability (as defined by the IRS)
•	redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70½ years old or older
•	involuntary redemptions made in shareholder accounts that do not have the required minimum balance

Death or Disability To receive the CDSC exemption with respect to death or disability, the Adviser or KFDI must be notified in writing at the time of the redemption that the shareholder, or his or her executor, requests the exemption.

IRA or other Retirement Plan The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Involuntary Redemptions The Funds reserve the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A, Advisor Class B and Advisor Class C shares and less than $100,000 with respect to the Institutional Class. Shareholders of Advisor Class B shares will not be charged a CDSC for this type of involuntary redemption. See the applicable Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares within the Company. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange. An exchange of Fund shares, other than the Government Money Market Fund, held for less than 30 days may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

You may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares, Advisor Class B shares for Advisor Class B shares, Advisor Class C shares for Advisor Class C shares and Institutional Shares for Institutional Shares. Any Share Class of the Company’s Funds may exchange into and out of the No Load Class of the Money Market Fund.

NOTE: The Funds may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

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Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer’s sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Funds, or participate in sales programs sponsored by the Funds. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf. Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days. Note that redemptions of Advisor Class B shares may be subject to contingent deferred sales charges.

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If shareholders request redemption proceeds be sent to an address other than that on record with the Funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•	a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
•	any other ‘‘eligible guarantor institution’’ as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Funds, with the exception of the Kinetics Government Money Market Fund, are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders.

For these reasons, the Funds, with the exception of the Kinetics Government Money Market Fund, assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The redemption fee will not be assessed on Advisor Class B shares until the earlier of (i) the effective date of any rules promulgated by the Securities and Exchange Commission requiring the imposition of a redemption fee on such shares or (ii) the development and implementation of the systems necessary to support the imposition of a redemption fee on such shares. Each Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed using the current net asset value of those shares. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

Brokerage

Each Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Portfolio.

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Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolios of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolios, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolios from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolios in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion the Portfolio’s custodian, administrative or transfer agency fees, etc., and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolios may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission. Prior to April 1, 2005, the Portfolios also had such an agreement with a broker/dealer affiliated with the Adviser. For the year ended December 31, 2004, the total expenses of the Portfolios were reduced by $117,143, $2,295, $75,638, $1,949 and $79,000, for the Internet Portfolio, Internet Emerging Portfolio, Paradigm Portfolio, Medical Portfolio and Small Cap Opportunities Portfolio, respectively, by using directed brokerage credits.

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The same security may be suitable for a Portfolio, another Portfolio of the Trust or other private accounts managed by the Adviser. If and when a Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

All brokerage commissions are reflected at the Portfolio level. The following table represents the total brokerage commissions paid by the Portfolios for the years ended December 31, 2004, 2003, and 2002 respectively:

Total Brokerage Commissions Paid	2004	2003	2002
The Internet Portfolio	$440,708	$426,013	$374,565
The Internet Emerging Growth Portfolio	$4,394	$1,011	$2,557
The Paradigm Portfolio	$213,096	$169,475	$31,888
The Medical Portfolio	$13,661	$25,642	$25,707
The Small Cap Opportunities Portfolio	$154,877	$252,244	$84,206
The Kinetics Government Money Market Portfolio	N/A	N/A	N/A

The following table represents the total brokerage commissions paid to affiliated broker-dealers (Rule 17-e transactions) by the Portfolios for the years ended December 31, 2004, 2003, and 2002 respectively:

Total Affiliated Brokerage Commissions Paid	2004	2003	2002
The Internet Portfolio	$324,320	$224,546	$76,050
The Internet Emerging Growth Portfolio	$3,850	$234	$888
The Paradigm Portfolio	$52,578	$54,146	$$11,116
The Medical Portfolio	$7,372	$3,676	$2,280
The Small Cap Opportunities Portfolio	$43,042	$130,092	$34,872
The Kinetics Government Money Market Portfolio	N/A	N/A	N/A

Taxes

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986, as amended, the Funds, by paying out substantially all of their investment income and realized capital gains, have been and intend to continue to be relieved of federal income tax on the amounts distributed to shareholders. To be taxed as a “regulated investment company” or “RIC” under Sub-Chapter M, the Funds (which are treated separately from each other series of the Company for these purposes), must distribute to their shareholders for each taxable year at least 90% of the Funds’ taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional qualification requirements. Among these requirements are the following:

(a)	each Fund must derive at least 90% of its gross income (including tax-exempt interest) each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from an interest in a qualified publicly traded partnership;

(b)	at the close of each quarter of its taxable year, (i) at least 50% of the value of the Funds’ total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Funds’ total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (including equity securities of a qualified publicly traded partnership), and (ii) not more than 25% of the value of its total assets may be invested in (1) securities (other than U.S. government securities and securities of other RICs) of any one issuer. (2) securities of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or business, or (3) securities of one or more qualified publicly traded partnerships. Each Fund (as an investor in the corresponding Portfolio) will be deemed to own a proportionate share of the Portfolio’s assets and to earn a proportionate share of the Portfolio’s income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

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Each Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Performance Information

Average Annual Total Returns

The average annual total return of each Class of shares of the Funds is calculated according to the following formula:

P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Returns (after taxes on distributions)

The average annual total return (after taxes on distributions) of each Class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD

where “P” equals a hypothetical initial payment of $1000; “T” equals average annual total return (after taxes on distributions; “n” equals the number of years; and “ATVD” equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

Average Annual Total Returns (after taxes on distributions and redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) of each Class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return (after taxes on distributions; “n” equals the number of years; and “ATVDR” equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

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The Fund’s after-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases the figure representing “Return After Taxes on Distributions and Sales of Fund Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on you tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), this information may not apply to your investment.

Cumulative Total Returns

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield

Annualized yield quotations for each Class of shares are calculated by dividing the interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD =    2[(a-b + 1)6 - 1]
            cd

where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and “d” equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

For the Kinetics Government Money Market Fund, yield is calculated daily based upon the seven days ending on the day of the calculation, called the “base period.” This yield is computed by:

•	determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;
•	dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and
•	multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Kinetics Government Money Market Fund, the performance will be reduced for those shareholders paying those fees. The yield for the seven day period ended 12/31/2004 was 0.00%.

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Effective Yield

The effective yield for the Kinetics Government Money Market Fund is computed by compounding the unannualized base period return by:

●	adding 1 to the base period return;
●	raising the sum to the 365/7th power; and
●	subtracting 1 from the result.

The effective yield for the seven day period ended 12/31/2004 was 0.00%.

Other Information

The Funds’ performance data represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Funds will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount.

Independent Registered Public Accounting Firm

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 serves as the Funds’ independent registered public accounting firm, whose services include examination of the Funds’ financial statements and the performance of other related audit and tax services.

Financial Statements

The Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2004 has been filed with the Securities and Exchange Commission. The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm are incorporated by reference into this Statement of Additional Information.

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 APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” - Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

“R-1 (low)” - Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

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“R-2 (high)” - Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle) - Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” - Short-term debt rated R-2 (low) is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-2 (low) category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” - Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“D” - Short-term debt rated “D” is in arrears. A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

“r” - The symbol “r” is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

“N.R.” - An “N.R.” attached to an obligation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

- PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

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“Caa” - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

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PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” - Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated “AAA” only to a small degree. Given the extremely restrictive definition which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” - Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with “AA”-rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” - Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” - Bonds rated “BB” are defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

“B” - Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” - Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term bonds rated “B”. Long-term bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “CCC” to “C” categories, with “CC” and “C” normally used for lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

“D” - Long-term debt rated “D” is in arrears. A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

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(“high”, “low”) - Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

i    “Positive” means that a rating may be raised.
i    “Negative” means that a rating may be lowered.
i    “Stable” means that a rating is not likely to change.
i    “Developing” means a rating may be raised or lowered.
i    “N.M.” means not meaningful.

Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (UPG), on review for possible downgrade (DNG) or more rarely with direction uncertain (UNC). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (POS), Negative (NEG), Stable (STA) and Developing (DEV -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A RUR (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, NOO (No Outlook) may be displayed.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

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Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one- to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.

DBRS

Rating Trends

Each DBRS rating category is appended with one of three rating trends - “Positive”, “Stable”, or “Negative”. The rating trend helps to give the investor an understanding of DBRS’s opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

Rating Actions

In addition to confirming or changing ratings, other DBRS rating actions include:

Suspended Ratings: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer’s future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.
Since the availability of such information is critical to the rating assessment, any reluctance in management’s willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS’s assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.

Discontinued Ratings: When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

Ratings “Under Review” : In practice, DBRS maintains continuous surveillance of the entities it rates and therefore, all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed “Under Review” since they may no longer be appropriate and can no longer be relied upon.

Ratings which are “Under Review” are qualified with one of the following three provisional statements: “negative implications”, “positive implications”, or “developing implications”. These qualifications indicate DBRS’s preliminary evaluation of the impact on the credit quality of the issuer/security. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS’s final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.

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Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels - “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarized the ratings by Moody’s for these short-term obligations:

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not as recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of repayment in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

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KINETICS MUTUAL FUNDS, INC.
PART C
OTHER INFORMATION

ITEM 23.       EXHIBITS

(a)	Articles of Incorporation

(1)	Articles of Amendment and Restatement[1]

(2)	Articles of Amendment to Articles of Amendment and Restatement [6]

(3)	Articles Supplementary [6]

(b)	Amended and Restated By-laws[1]

(c)	Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d)	Investment Advisory Agreements. Incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000, and Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on April 30, 2002.

(e)	Underwriting Contracts

(1)	Distribution Agreement between Kinetics Mutual Funds, Inc. and Kinetics Funds Distributor, Inc. dated September 15, 2000[6]

(2)	Sub-Distribution Agreement between Kinetics Mutual Funds, Inc., Kinetics Funds Distributor, Inc. and Quasar Distributors, LLC dated September 20, 2000[6]

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Contract between Registrant, Kinetics Portfolios Trust and U.S. Bank Milwaukee, N.A.[1]

(h)	Other Material Contracts

(1)	Administrative Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC [4]

(2)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC[4]

(3)	Transfer Agent Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC[4]

(4)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the No Load, Advisor Class A, B and C Shares [6]

(5)	Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc. with respect to the Institutional Share Class - filed herewith.

(6)	Agreement of the Joint Insureds between Registrant, Kinetics Portfolios Trust and The Internet Fund, Inc.[1]

(7)	Power of Attorney[4]

(8)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated October 4, 2004 - filed herewith.

(9)	Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for the Institutional Share Class dated April 22, 2005 - filed herewith.

(i)	Legal Opinion [6]

(j)	Other Opinions.

(1)	Consent of Counsel -filed herewith.

C-1

(2)	Consent of Auditors: Tait, Weller & Baker - filed herewith.

(3)	Opinion of Auditors: PricewaterhouseCoopers LLP - filed herewith.

(4)	Consent of Auditors: PricewaterhouseCoopers LLP - filed herewith.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Understanding[1]

(m)	Rule 12b-1 Plan[3]

(n)	Rule 18f-3 Plan[5]

(o)	Reserved.

(p)	Code of Ethics - filed herewith.

1Filed September 7, 1999 with Pre-effective Amendment No. 3 to the Registration Statement.

2Filed June 12, 2000 with Post-Effective Amendment No. 5 to the Registration Statement.

3Filed April 26, 2001 with Post-Effective Amendment No. 8 to the Registration Statement.

4Filed April 30, 2003 with Post-Effective Amendment No. 11 to the Registration Statement.

5 Filed October 4, 2004 with Post-Effective Amendment No. 15 to the Registration Statement.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Registrant is controlled by its Board of Directors.

ITEM 25.	INDEMNIFICATION
Reference is made to the Ninth paragraph of Registrant’s Articles of Amendment and Restatement, Article VIII of Registrant’s Amended and Restated By-Laws, and Paragraph 10(a) of the Distribution Agreement between Registrant and Kinetics Funds Distributor, Inc. With respect to the Registrant, the general effect of these provisions is to indemnify any person (trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Company. With respect to Kinetics Funds Distributor, Inc, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
Kinetics Asset Management, Inc. is an investment adviser registered under the Investment Advisers Act of 1940. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

C-2

ITEM 27.	PRINCIPAL UNDERWRITERS:

(a) As of the date of this filing, Kinetics Funds Distributor, Inc. ("KFDI"), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of KFDI are as follows:

Name and Principal Business Address	Position and Offices with Kinetics Funds Distributor, Inc.	Positions and Offices with Registrant
Leonid Polyakov 16 New Broadway Sleepy Hollow, NY 10591	CFO & President	Director/Trustee, Treasurer

(c) None.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s fund accounting servicing agent, administrator and transfer agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s investment adviser	Kinetics Asset Management, Inc 16 New Broadway Sleepy Hollow, NY 10591
Registrant’s custodian	U.S. Bank, N.A. 425 E. Walnut Street Cincinnati, OH 45202

ITEM 29.	MANAGEMENT SERVICES:
Not applicable.

ITEM 30.	UNDERTAKINGS:
Not applicable.

C-3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kinetics Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Sleepy Hollow and State of New York, on the 29th day of April 2005.

KINETICS MUTUAL FUNDS, INC.

/s/ Peter B. Doyle*____
Peter B. Doyle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on April 29, 2005.

NAME	TITLE
Peter B. Doyle* Peter B. Doyle	President, Chairman of the Board
Douglas Cohen* Douglas Cohen	Director
William J. Graham* William J. Graham	Director
Steven T. Russell* Steven T. Russell	Director
Murray Stahl* Murray Stahl	Director and Secretary
Joseph E. Breslin* Joseph E. Breslin	Director
Leonid Polyakov Leonid Polyakov	Director and Treasurer
John J. Sullivan* John J. Sullivan	Director

* By /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No.16 to the Registration Statement filed on April 30, 2003.

C-4

Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of Sleepy Hollow and State of New York, on the 29th day of April, 2005.

KINETICS PORTFOLIOS TRUST

/s/ Peter B. Doyle*_____
Peter B. Doyle,
President and Chairman of the Board

* By /s/ Leonid Polyakov
Attorney-In-Fact pursuant to Power of Attorney incorporated by reference to Post-Effective
Amendment No. 16 to the Registration Statement filed on April 30, 2003.

C-5

EXHIBIT INDEX

Exhibit
Shareholder Servicing Agreement between Registrant and Kinetics Asset management, Inc. with respect to the Institutional Share Class	EX-99.h.5
Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for Institutional Share Class dated October 4, 2004	EX-99.h.8
Waiver and Reimbursement Agreement with respect to the Shareholder Servicing Agreement for Institutional Share Class dated April 22, 2005	EX-99.h.9
Consent of Counsel-Drinker, Biddle & Reath LLP	EX-99.j.1
Consent of Auditors-Tait, Weller & Baker	EX-99.j.2
Opinion of Auditors-PricewaterhouseCoopers LLP	EX-99.j.3
Consent of Auditors-PricewaterhouseCoopers LLP	EX-99.j.4
Code of Ethics	EX-99.p